ANNUAL REPORT AS OF
JANUARY 31, 1999


SEI DAILY
INCOME TRUST



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Money Market Fund
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Government Fund
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Government II Fund
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Prime Obligation Fund
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Treasury Fund
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Treasury II Fund
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Short-Duration Government Fund
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Intermediate-Duration Government Fund
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GNMA Fund
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Corporate Daily Income Fund
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[LOGO OMITTED] SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS...............................................     2
MONEY MARKET AND FIXED INCOME REVIEW.................................     3
MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE
      SHORT-DURATION GOVERNMENT......................................     5
      INTERMEDIATE-DURATION GOVERNMENT...............................     6
      GNMA...........................................................     7
      CORPORATE DAILY INCOME.........................................     9
STATEMENT OF NET ASSETS..............................................    10
STATEMENT OF OPERATIONS..............................................    26
STATEMENT OF CHANGES IN NET ASSETS...................................    28
FINANCIAL HIGHLIGHTS.................................................    32
NOTES TO FINANCIAL STATEMENTS........................................    36
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................    40
NOTICE TO SHAREHOLDERS...............................................    41

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


TO OUR SHAREHOLDERS:

The fiscal year ending January 1999 started and ended with confident and strong spending by consumers, low unemployment, benign inflation and positive momentum in the U.S. economy. However, the global crisis occurring in the summer was more than just a quick interruption since the equity market collapsed and the subsequent stampede to the safety and liquidity for Treasury securities sent financial markets into a tailspin. The Federal Reserve responded by providing much needed liquidity, easing the panic in the marketplace and confirming their reputation as the leading central bank worldwide. They lowered rates three times during the last quarter of 1998, ending the year at 4.75%.

With the three moves by the Federal Reserve, Wellington Management Company, LLP, the adviser of the SEI Daily Income Trust, lengthened average weighted maturities across the majority of the funds versus the last fiscal year.

For the money market investors, yields for the funds decreased over the previous fiscal year, which was consistent with the marketplace. Growth in money market funds for the 1998 year was the fastest rate in the 1990's. Total assets for all money market funds increased to $1.4 trillion, as of January 1999.

Looking into the 1999 fiscal year, the strong economic growth evident at year-end will keep the Federal Reserve on hold for the start of the new year. The domestic economy should slow in coming months, as consumer spending, which propelled growth last year, is likely to slow from its robust pace. Asia's ongoing malaise, combined with Latin America's weakness, will continue to depress an already struggling manufacturing sector. Falling import prices and a proliferation of internet shopping will help keep inflation at low levels. As always, Wellington Management Company, LLP will continue to seek safe investment opportunities that provide the competitive yields our shareholders expect.

We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.



Sincerely,


/s/signature


Edward D. Loughlin
President

MONEY MARKET AND FIXED INCOME REVIEW
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


     SEI DAILY INCOME TRUST MONEY MARKET FUNDS
         MONEY MARKET                                  PRIME OBLIGATION
         GOVERNMENT                                    TREASURY
         GOVERNMENT II                                 TREASURY II


     SEI DAILY INCOME TRUST FIXED INCOME FUNDS
         SHORT-DURATION GOVERNMENT                     GNMA
         INTERMEDIATE-DURATION GOVERNMENT              CORPORATE DAILY INCOME

   WELLINGTON MANAGEMENT COMPANY IS THE INVESTMENT ADVISER OF THE SEI DAILY INCOME TRUST MONEY MARKET AND FIXED INCOME FUNDS.

The year ended much the way it began, with confident and strong spending by consumers, low unemployment, benign inflation and the U.S. economy with positive momentum. However, the summer's global crisis was more than just a quick interruption as the equity market collapse and stampede to the safety and liquidity of Treasury securities sent financial markets into a tailspin. The Federal Reserve responded to investors' fears gripping the markets by providing much needed liquidity, and thus easing the panic in the marketplace and confirming their reputation as the leading central bank worldwide. Following the interest rate cut at the end of the third quarter, the Fed lowered short-term interest rates two more times in the fourth quarter for a total reduction of 75 basis points, leaving the Fed Funds rate at 4.75%. In particular, the first of this quarter's cuts was a surprise to the markets, coming between Fed meetings, and was undoubtedly the principal catalyst for the broad market recovery. However, there are still major obstacles ahead before all global economies are on solid ground.

The money markets were not immune from the market upheaval. Even liquidity at the short end of the yield curve became difficult. Spreads widened as brokerage houses became less able, or willing, to provide the normal levels of liquidity due to already mounting capital losses. Some firms had the added burden of denying recurrent rumors of their own demise. Yields followed the Fed moves down, yet asset flows into money market portfolios continued to be heavy, topping out at a record $1.35 trillion for the year. Asset backed commercial paper continued its rapid growth within the money market universe, and now accounts for a third of the commercial paper outstanding. In addition, funding agreements, while available for the last ten years, increased in popularity for money market accounts as investors searched for additional yield.

The SEI Daily Income Trust Money Market Funds' strategic maturity management, complimented by sector and security selection continued to preserve yield. During the fiscal year, average weighted maturities were shifted to the longer end of their respective ranges as the Federal Reserve assumed an easing mode and lowered short-term interest rates. Significant relative value was identified in the asset-backed commercial paper sector and positions were increased in those accounts that permitted such investments. Agency discount notes were utilized in place of commercial paper when spread relationships were as narrow, and this allowed for increased liquidity to buy securities

MONEY MARKET AND FIXED INCOME REVIEW
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999



when rates increased. As market volatility increased during certain periods in the year and spreads widened, the portfolios purchased floating rate issues. In addition, discount notes were used as a tool to manage maturities within the funds. Throughout the year, the portfolios took advantage of technical inefficiencies in the market to lock in higher yields. Looking ahead, it is expected that the strong economic growth evident at year-end will keep the Federal Reserve on hold for the start of the 1999. It is expected that the domestic economy will slow in coming months, as consumer spending, which propelled growth last year, is likely to slow from its robust pace. Asia's ongoing malaise, combined with Latin America's weakness, will continue to depress an already struggling manufacturing sector. Falling import prices and a proliferation of Internet shopping will help keep inflation at low levels.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


                                 SHORT-DURATION
                                 GOVERNMENT FUND
                WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in those securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is up to three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. In order to minimize risk, the Fund is generally not invested in a bulleted structure, meaning individual securities are not clustered around a specific maturity. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

      ANALYSIS. For the fiscal year ended 1999, the Short-Duration Government Fund, Class A, posted a 6.49% return compared to a 6.39% return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.


---------------------------------------------------------
                 SHORT-DURATION GOVERNMENT
---------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN1
---------------------------------------------------------
            Short-Duration Government, Class A
---------------------------------------------------------
   One    Annualized   Annualized  Annualized  Annualized
   Year     3 Year       5 Year      10 Year    Inception
  Return    Return       Return      Return      to Date
---------------------------------------------------------
   6.49%     6.11%        5.86%       6.93%       6.71%
---------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS A, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX


LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:
          SDIT Short Dur. Gov't Bond,         Merrill 1-3 Year
                    Class A                 U.S. Treasury Index
1/31/89              10,000                        10,000
1/31/90              10,901                        11,010
1/31/91              11,989                        12,183
1/31/92              13,188                        13,459
1/31/93              14,063                        14,478
1/31/94              14,689                        15,204
1/31/95              14,826                        15,404
1/31/96              16,349                        17,005
1/31/97              17,104                        17,784
1/31/98              18,340                        19,062
1/31/99              19,531                        20,280

--------------------------------------------------------------------------------
                   Short-Duration Government, Class B
--------------------------------------------------------------------------------
      One       Annualized     Annualized    Annualized
      Year        3 Year         5 Year       Inception
     Return       Return         Return        to Date
--------------------------------------------------------------------------------
      6.28%        5.83%          5.58%         6.12%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS B, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX


LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:
          SDIT Short Dur. Gov't Bond,        Merrill 1-3 Year
                  Class B                  U.S. Treasury Index
11/30/90          10,000                           10,000
1/31/91           10,193                           10,214
1/31/92           11,180                           11,285
1/31/93           11,887                           12,139
1/31/94           12,356                           12,747
1/31/95           12,442                           12,915
1/31/96           13,679                           14,257
1/31/97           14,281                           14,910
1/31/98           15,255                           15,982
1/31/99           16,213                           17,003

1FOR THE PERIOD ENDED JANUARY 31, 1999. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87 AND CLASS B SHARES WERE OFFERED BEGINNING 11/5/90.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999



      During the falling interest rate environment experienced in the first and second quarters, the Fund was positioned with a longer duration than its benchmark, to take advantage of excess returns from yield declines. In the third quarter, yield declines continued, but this time they were accompanied with spread widening in non-Treasury sectors. Although equity markets suffered the most, spread sectors in the fixed income market underperformed the safety and liquidity of U.S. Treasuries. Exposure to these sectors hurt returns, however, the longer duration posture offset these factors in the third quarter.

      With spreads at near term highs despite economic fundamentals pointing to a strong U.S. economy, the Fund took advantage of the spread widening by increasing allocation to mortgage-backed securities. Duration was also trimmed to enter the fourth quarter slightly shorter than that of the Index. The repositioning paid off in the last few months of the year, as yields rose and mortgage-backed issues outperformed Treasuries.

      The outlook going forward is for a slowing economy as consumer spending, which propelled growth last year, is likely to slow from its robust pace. Asia's ongoing malaise combined with weakness in Latin America will continue to depress an already struggling manufacturing sector. Falling import prices and a proliferation of internet shipping should help keep inflation at low levels. Even after recent narrowing in spreads, mortgages still remain attractive. The Fund will look for an opportunity to extend duration when Treasury yields, rise, reflecting the current strength in the domestic economy.




                              INTERMEDIATE-DURATION
                                GOVERNMENT FUND

                WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in those securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

      ANALYSIS. For the fiscal year ended January 31, 1999, the Intermediate-Duration Government Fund gained 7.46%, underperforming the Merrill Lynch 3-5 Year Intermediate Treasury Index return of 8.03%. The Fund's barbelled yield curve positioning was the primary detractor to relative performance as Treasuries with maturities between

--------------------------------------------------------------------------------




INTERMEDIATE-DURATION GOVERNMENT(CONCLUDED)


3 and 5 years outpaced other maturity sectors. Investment outside this narrow range hindered returns. Additionally, investment in sectors outside the Treasury market hurt returns.

      Depressed inflation and instability abroad pushed U.S. Treasury yields to near term lows. Yield declines were fairly steady leading into the third quarter as consumer confidence fell alongside key commodity prices. With the crisis in Russia and global instability looming, the Treasury market benefited from increased demand for security and liquidity in a global `flight to quality' as investors shifted their capital from equity markets and riskier assets to the relative safety of U.S. Treasuries. Even mortgage-backed securities felt the pressure of spread widening as a any form of perceived risk fell out of favor in the third quarter. Investment in agency notes and mortgage-backed securities hampered returns, although security selection within the mortgage sector mitigated this effect. Later in the year this trend was reversed, but not enough to offset the effects of third quarter spread widening. Yields also rose in the 4th quarter of the year, however, the net effect left interest rates lower, especially in the 3 to 5 year maturity range. Although the overall duration was slightly longer than the Merrill 3-5 Year Intermediate Treasury Index, the inherent barbell position dragged performance relative to the concentrated duration positioning of the Index.

      Going forward, allocations to mortgage-backed and agency sectors will continue to be emphasized. Despite recent spread tightening, value in non-Treasury sectors remains attractive. The Fund will maintain investment in these sectors in the upcoming period.


----------------------------------------------------------
            INTERMEDIATE-DURATION GOVERNMENT
----------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN1
----------------------------------------------------------
    One     Annualized  Annualized  Annualized  Annualized
    Year      3 Year      5 Year      10 Year    Inception
   Return     Return      Return      Return      to Date
----------------------------------------------------------
    7.46%      6.44%       6.21%       7.93%       7.41%
----------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST INTERMEDIATE-DURATION GOVERNMENT FUND, VERSUS THE
MERRILL LYNCH 3-5 YEAR U.S. TREASURY INDEX


LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:

    SEI SDIT Intermediate                        Merrill 3-5 Year
   Duration Gov't. Bond                        U.S. Treasury Index

1/31/89            10,000                              10,000

1/31/90            10,994                              11,108

1/31/91            12,210                              12,425

1/31/92            13,607                              13,995

1/31/93            14,898                              15,557

1/31/94            15,857                              16,761

1/31/95            15,512                              16,417

1/31/96            17,776                              18,906

1/31/97            18,276                              19,462

1/31/98            19,948                              21,270

1/31/99            21,978                              22,978


1FOR THE PERIOD ENDED JANUARY 31, 1999. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87.


                                    GNMA FUND
                WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

      STRATEGY. The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


GNMA FUND (CONCLUDED)


somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

      ANALYSIS. For the fiscal year ending January 31, 1999, the GNMA Fund gained 6.76%, outperforming the Lehman GNMA Index return of 6.66% and the Salomon 30 Year GNMA Index return of 6.68%. The Fund's longer duration posture in a declining interest rate environment as well as emphasis on lower coupon and prepayment protected structures contributed positively to performance.

      The Treasury market performed strongly during the first half of the period, as decreasing consumer confidence and low inflationary pressure coupled with turmoil outside the U.S. pushed yields lower. During the third quarter, the market experienced a global `flight to quality' as the safety and liquidity of Treasuries drew investors from nearly every other sector. GNMA products were no exception, however the riskiest sectors fared the worst. Corporate spreads to Treasuries widened considerably during this time. The Federal Reserve furthered the Treasury yield decline by lowering of the Federal Funds rate by 25 basis points to 5.25%. The Fund's longer duration posture aided the Fund. As equity markets and spread sectors recovered in the 4th quarter, the safe haven lure of Treasuries subsided, pushing interest rates higher. Although the longer duration of the Fund detracted from performance in the latter part of the year, the net effect of declining rates for the year favored the longer duration position. Prepayment fears were present throughout the year, preventing GNMA securities from outperforming Treasuries. The Fund performed well relative to peers and the Lehman GNMA Index also by overweighting lower coupon and prepayment protected securities during the year.

      Looking ahead, the Fund will likely remain fully invested in GNMA securities. Relative value is still found in GNMA securities over U.S. Treasury securities. Duration positioning will likely continue to remain longer in the expectation of a slowing economy. Focus on lower coupon issues will be emphasized less in the coming periods as prepayment concerns have already been priced into the market.

----------------------------------------------------------
                             GNMA
----------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN1
----------------------------------------------------------
     One     Annualized  Annualized  Annualized Annualized
     Year      3 Year      5 Year      10 Year   Inception
    Return     Return      Return      Return     to Date
----------------------------------------------------------
     6.76%      6.98%       6.56%       8.62%      8.01%
----------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST GNMA FUND, VERSUS THE SALOMON 30-YEAR GNMA INDEX



LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:

                                     GNMA Bond    Salomon

1/31/89                                10,000      10,000
1/31/90                                11,153      11,252
1/31/91                                12,574      12,772
1/31/92                                14,144      14,440
1/31/93                                15,685      15,932
1/31/94                                16,640      16,897
1/31/95                                16,231      16,894
1/31/96                                18,675      19,496
1/31/97                                19,553      20,622
1/31/98                                21,414      22,540
1/31/99                                22,862      24,046

1FOR THE PERIOD ENDED JANUARY 31, 1999. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 3/20/87.

--------------------------------------------------------------------------------


                                 CORPORATE DAILY
                                   INCOME FUND

               WELLINGTON MANAGEMENT COMPANY, INVESTMENT ADVISER

      OBJECTIVES. The Corporate Daily Income Fund (the "Fund") seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Fund will range between six and eighteen months.

      STRATEGY. The Corporate Daily Income Fund seeks to provide a return in excess of the Merrill Lynch One-Year Treasury Bill Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

      ANALYSIS. For the fiscal year ended 1999, the Corporate Daily Income Fund returned 5.61% compared to its benchmark, the Merrill Lynch 1-Year Treasury Bill Index return of 5.58%. Increased volatility in the market place lingered during the year and the Fund's strategic duration management added to return. For the most part, the Fund maintained a neutral duration posture. As the yield curve steepened and rates increased, duration was opportunistically lengthened in order to take advantage of higher yields. The use of "spread" product, or corporate securities that offer excess yield to similar maturity Treasury issues, to bolster return and increase yield also benefited the Fund for the year. As part of the ongoing strategy, diligent credit analysis was employed to avoid credit downgrades and preserve return. Seasonal technical factors positively impacted performance for the Fund as well.



--------------------------------------------------------------------------------
                  CORPORATE DAILY INCOME
--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------

      One       Annualized     Annualized    Annualized
      Year        3 Year         5 Year       Inception
     Return       Return         Return        to Date
--------------------------------------------------------------------------------
      5.61%        5.70%          5.65%         6.09%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST CORPORATE DAILY INCOME FUND, VERSUS THE MERRILL LYNCH 1-YEAR TREASURY INDEX



LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:

              SEI SDIT Corporate           Merrill Lynch
               Daily Income Fund     1-year U.S. Treasury Index

9/30/93             10000                      10000
1/31/94             10114                      10113
1/31/95             10376                      10426
1/31/96             11274                      11211
1/31/97             11861                      11811
1/31/98             12607                      12532
1/31/99             13314                      13232


1FOR THE PERIOD ENDED JANUARY 31, 1999. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 9/28/93.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


MONEY MARKET FUND


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


MONEY MARKET FUND


------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER -- 64.0%
   BANKS -- 4.7%
   Abbey National PLC
     4.880%, 04/06/99                  $25,000   $   24,783
   Generale Banque
     4.880%, 04/07/99                   40,000       39,648
                                                 ----------
                                                     64,431
                                                 ----------
   BUSINESS MACHINES -- 2.6%
   Xerox Capital PLC
     4.810%, 03/05/99                   35,000      34,850
                                                 ----------
   FOOD BEVERAGE AND TOBACCO -- 0.7%
   Diageo PLC
     4.830%, 02/23/99                   10,000        9,971
                                                 ----------
   FINANCIAL SERVICES -- 55.3%
   Aesop Funding Corporation
     4.840%, 03/19/99                   15,000       14,907
   American Express Credit
     Corporation
     5.270%, 03/09/99                   15,000       14,921
   American General Finance
     Corporation
     4.870%, 04/14/99                   40,000       39,610
   Apreco Incorporated
     4.940%, 02/25/99                   25,000       24,918
     4.870%, 03/15/99                   15,000       14,915
   Associates Corporation
     of North America
     5.010%, 02/12/99                   15,000       14,977
   Bank of America
     5.040%, 03/11/99                   10,000        9,947
   Centric Capital Corporation
     5.070%, 03/05/99                   20,000       19,910
   Chrysler Financial Corporation
     5.050%, 02/19/99                   25,000       24,937
   CIT Group Holdings Incorporated
     5.370%, 02/09/99                   27,000       26,968
   Clipper Receivables
     4.890%, 03/09/99                   21,500       21,395
   Corporate Asset Funding
     Corporation
     4.870%, 02/26/99                   35,000       34,882
   Corporate Receivable Corporation
     4.860%, 04/09/99                   35,000       34,683
   Enterprise Funding Corporation
     4.870%, 02/25/99                   40,000       39,870
     5.170%, 03/10/99                   10,000        9,947
   Eureka Securities Incorporated
     4.860%, 03/10/99                   25,000       24,875
   Falcon Asset Securitization
     4.910%, 02/17/99                   10,000        9,978

------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Ford Motor Credit Corporation
     5.030%, 04/20/99                  $10,000   $    9,891
   General Electric Capital Corporation
     5.430%, 02/22/99                   25,000       24,921
     4.890%, 06/14/99                   15,000       14,729
   General Electric Financial Assurance
     Corporation
     5.040%, 02/10/99                   15,000       14,981
   Greyhawk Funding
     5.320%, 02/12/99                   20,000       19,968
     5.400%, 02/19/99                   10,000        9,973
   Island Finance of Puerto Rico
     5.000%, 02/05/99                   25,000       24,986
   Kitty Hawk Funding Corporation
     5.450%, 02/10/99                    8,569        8,557
     5.180%, 03/10/99                    7,000        6,963
     5.080%, 03/22/99                   14,191       14,093
     5.100%, 06/01/99                    5,458        5,365
   Mont Blanc Capital
     4.900%, 02/17/99                   21,500       21,453
     5.350%, 02/26/99                    4,000        3,985
     4.930%, 03/15/99                   15,000       14,914
     4.850%, 03/19/99                   16,365       16,264
   Park Avenue Receivable
     5.500%, 02/12/99                   15,000       14,975
     4.970%, 02/26/99                   12,701       12,657
     4.860%, 03/17/99                   20,000       19,881
   Preferred Receivables Funding
     Corporation
     4.850%, 03/08/99                   12,000       11,943
   Prudential Funding Corporation
     5.310%, 02/01/99                   15,000       15,000
   Rose Funding Incorporated
     5.490%, 02/26/99                   13,641       13,589
   Sears Roebuck Acceptance
     Corporation
     5.050%, 03/03/99                   25,000       24,895
   Statoil (Den Norske Stats ole)
     5.250%, 02/17/99                    6,000        5,986
   Variable Funding Capital
     Corporation
     5.000%, 02/11/99                   30,000       29,958
     5.290%, 02/23/99                   10,000        9,968
                                                 ----------
                                                    751,535
                                                 ----------
   UTILITY -- 0.7%
   National Rural Utility
     5.050%, 03/12/99                   10,000       9,945
                                                 ----------
Total Commercial Paper
   (Cost $870,732)                                  870,732
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
   FHLMC
     4.720%, 03/04/99                 $  4,225   $    4,208
     5.000%, 03/12/99                   10,000        9,946
   FNMA
     4.900%, 04/07/99                   14,000       13,876
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $28,030)                                    28,030
                                                 ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 22.2%
   BANKS -- 22.2%
   Bank of America
     5.630%, 02/26/99                   20,000       20,000
   Barclays Bank of New York
     5.530%, 02/23/99                   16,000       15,999
   Chase Manhattan
     5.700%, 07/02/99                    5,000        4,999
   Credit Agricole New York
     5.730%, 05/26/99                   15,000       14,997
   First National Bank Maryland
     4.970%, 01/28/00                   20,000       19,994
   Fleet National Bank
     4.870%, 06/15/99                   40,000       40,000
   Harris Bankcorp
     5.150%, 02/22/99                   10,000       10,000
     5.020%, 01/18/00                   20,000       20,000
   J.P. Morgan & Company MTN (A)
     4.944%, 02/08/99                    8,000        7,992
   Key Bank (A)
     4.710%, 03/16/99                   15,000       14,996
   National Bank of Canada
     5.800%, 05/12/99                   12,000       11,998
   PNC Bank North America
     Pittsburgh
     5.030%, 02/26/99                   15,000       15,000
   Regions Bank
     4.980%, 06/15/99                   10,000       10,000
   Societe Generale of New York
     5.680%, 03/22/99                   11,750       11,749
     5.020%, 01/14/00                   25,000       24,993
   Svenska Handelsbank New York
     5.740%, 06/01/99                   14,500       14,497
   Swiss Bank Corporation
     5.650%, 03/24/99                   10,000        9,999
   U.S. Bank of North
     America (A)
     4.975%, 02/08/99                   15,000       14,998


------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Wilmington Trust
     5.750%, 07/12/99                  $20,000   $   20,000
                                                 ----------
Total Certificates of Deposit/Bank Notes
(Cost $302,211)                                     302,211
                                                 ----------

CORPORATE OBLIGATIONS -- 12.7%
   FINANCIAL SERVICES -- 8.1%
   American Express Centurion (A)
     4.880%, 02/26/99                   20,000       20,000
   Comerica (A)
     4.886%, 02/16/99                   25,000       24,993
   Goldman Sachs
     5.138%, 04/07/99                   15,000       15,000
   Ontario Province (A)
     5.402%, 02/17/99                   15,000       15,005
   PNC Bank (A)
     4.957%, 02/01/99                   10,000        9,997
   SMM Trust 98-A (A)
     5.320%, 03/16/99                   15,000       15,000
   Xerox Credit Corporation MTN (A)
     4.953%, 04/12/99                   10,000        9,994
                                                 ----------
                                                    109,989
                                                 ----------
   INSURANCE -- 4.6%
   Allstate Corporation(A)
     5.309%, 03/15/99                   15,000       15,000
     5.294%, 03/31/99                   15,000       15,000
   People's Security Life Insurance
     Company (A)
     5.320%, 02/01/99                    7,000        7,000
     5.360%, 02/01/99                   15,000       15,000
   Travelers Insurance (A)
     5.300%, 02/28/99                   10,000       10,000
                                                 ----------
                                                     62,000
                                                 ----------
Total Corporate Obligations
   (Cost $171,989)                                  171,989
                                                 ----------
TOTAL INVESTMENTS -- 101.0%
   (Cost $1,372,962)                              1,372,962
                                                 ----------
OTHER ASSETS AND LIABILITIES -- (1.0%)
   Other Assets and Liabilities, Net               (13,343)
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


MONEY MARKET FUND (concluded)
------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
    based on 1,212,388,397 outstanding shares
   of beneficial interest                        $1,212,381
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 7,876,042 outstanding shares of
   beneficial interest                                7,876
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 132,848,488 outstanding shares
   of beneficial interest                           132,849
Fund Shares of Sweep Class
   (unlimited authorization -- no par value)
   based on 6,669,014 outstanding shares of
   beneficial interest                                6,669
Distributions in excess of net investment income       (124)
Accumulated net realized loss
   on investments                                       (32)
                                                 ----------
TOTAL NET ASSETS-- 100.0%                        $1,359,619
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========

(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE. FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION MTN MEDIUM TERM NOTE PLC PUBLIC LIMITED COMPANY




GOVERNMENT FUND
------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.2%
   FHLB
     5.318%, 02/25/99                 $  6,020   $    5,999
     4.680%, 02/26/99                    1,250        1,246
     5.570%, 03/09/99                   11,440       11,440
     4.710%, 03/19/99                   10,736       10,671
     5.560%, 03/25/99                   10,000        9,999
     4.880%, 05/03/99 (A)               50,000       49,975
     5.665%, 05/07/99                    4,000        4,000
     4.855%, 06/17/99                   13,500       13,499
     4.900%, 01/14/00                   15,000       14,999
     4.835%, 01/28/00 (A)               19,000       18,988
   FHLMC
     5.355%, 02/12/99                   75,000       74,882
     4.800%, 02/18/99 (A)               75,000       74,972
     5.085%, 02/25/99                   50,125       49,955
     5.050%, 02/26/99                   50,000       49,825
     5.176%, 02/26/99                   86,000       85,701
     5.370%, 02/26/99                   24,000       23,997
     4.840%, 03/02/99                   15,000       14,942
     5.000%, 03/12/99                   60,000       59,675
     5.605%, 03/12/99                   10,000       10,000
     5.238%, 03/19/99                   44,000       43,717
     4.970%, 03/30/99                   22,235       22,060
     4.730%, 03/31/99                   30,500       30,268
     4.880%, 04/13/99                    7,292        7,222
     4.720%, 04/15/99                   50,000       49,521
     5.490%, 04/30/99                   20,000       19,991
     4.830%, 05/12/99                    5,300        5,229
     4.800%, 05/25/99                    5,626        5,541
   FNMA
     5.010%, 02/16/99                   50,000       49,896
     5.040%, 02/19/99                   49,800       49,674
     4.800%, 03/15/99                   11,196       11,133
     4.965%, 03/15/99                   33,000       32,809
     5.000%, 03/15/99                   28,085       27,921
     5.383%, 03/15/99                   40,000       39,759
     4.600%, 03/24/99                    6,360        6,319
     4.960%, 03/31/99                    3,000        2,976
     4.770%, 04/01/99                  100,000       99,218
     4.840%, 04/07/99                   47,000       46,589
     5.630%, 05/05/99                   10,000       10,016
     4.976%, 05/24/99                    9,314        9,175
     5.472%, 05/24/99                   50,000       49,186
     4.592%, 02/25/99 (A)               22,000       22,000
     5.650%, 05/26/99 MTN               13,250       13,264
     5.461%, 07/09/99                    9,675        9,454
     5.465%, 07/16/99                    1,265        1,235
     5.540%, 07/16/99 MTN                7,380        7,388
     5.810%, 11/12/99 MTN                3,000        3,020
   SLMA
     5.400%, 02/10/99                   37,700       37,700
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $1,297,046)                              1,297,046
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




GOVERNMENT FUND (concluded)
------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------


REPURCHASE AGREEMENT -- 9.9%
------------------------------------------------------------
   J.P. Morgan & Company (B) 4.830%,
     dated 01/29/99, matures 02/01/99,
     repurchase price $135,054,337
     (collateralized by various
     U.S. Government Obligations
     ranging in par value
     $1,958,644-$10,098,337, 6.00%,
     01/29/01-12/28/01; with total
     market value of $137,700,000)    $135,000   $  135,000
                                                 ----------
Total Repurchase Agreement
   (Cost $135,000)                                  135,000
                                                 ----------
TOTAL INVESTMENTS -- 105.1%
   (Cost $1,432,046)                              1,432,046
                                                 ----------
OTHER ASSETS AND LIABILITIES -- (5.1%)
   Other Assets and Liabilities, Net                (68,868)
                                                 ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 204,998,020 outstanding shares
   of beneficial interest                          204,998
Fund Shares of Class B
   (unlimited authorization -- no par
   value) based on 34,677,110
   outstanding shares of beneficial interest         34,678
Fund Shares of Class C (unlimited
   authorization -- no par value) based on
   39,889,390 outstanding shares of
   beneficial interest                              39,890
Fund Shares of CNI Class (unlimited
   authorization -- no par value) based on
   1,080,409,283 outstanding shares
   of beneficial interest                        1,080,408
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   3,248,086 outstanding shares of
   beneficial interest                               3,248
Undistributed net investment income                     18
Accumulated net realized loss
   on investments                                      (62)
                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $1,363,178
                                                 ==========


------------------------------------------------------------
DESCRIPTION                                          VALUE
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CNI CLASS                       $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


GOVERNMENT II FUND
------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.9%
   FFCB
     4.989%, 02/01/99 (A)              $50,000   $   49,991
     4.720%, 05/04/99                   50,000       49,397
   FHLB
     5.435%, 02/02/99                   20,000       20,000
     4.760%, 02/05/99                   21,800       21,788
     6.056%, 02/05/99                   17,500       17,501
     4.855%, 02/08/99 (A)               30,000       29,991
     4.770%, 02/10/99                   36,722       36,678
     4.950%, 02/10/99 (A)               50,000       49,977
     4.700%, 02/12/99                    2,845        2,841
     4.680%, 02/17/99                    4,900        4,890
     4.810%, 02/17/99                   10,884       10,861
     5.318%, 02/17/99                   15,590       15,554
     4.951%, 02/19/99                    4,500        4,489
     5.387%, 02/19/99                   11,163       11,134
     5.313%, 02/24/99                   14,688       14,640
     5.381%, 02/24/99                   50,000       49,835
     4.720%, 02/26/99                   16,575       16,521
     4.730%, 02/26/99                   25,000       24,918
     5.130%, 02/26/99                   20,000       19,931
     5.142%, 02/26/99                   20,000       19,930
     5.163%, 02/26/99                    3,000        2,989
     5.570%, 03/09/99                   25,000       24,999
     4.950%, 03/12/99                    6,400        6,366
     5.075%, 03/12/99                   25,000       24,866
     4.960%, 03/17/99                   78,500       78,024
     5.082%, 03/19/99                   50,000       49,684
     4.760%, 03/24/99                   15,930       15,823
     5.088%, 03/24/99                  100,000       99,298
     5.232%, 03/24/99                    3,000        2,979
     5.560%, 03/25/99                    7,000        6,999
     4.760%, 03/26/99                   15,975       15,863
     4.750%, 04/01/99                   50,000       49,611
     5.540%, 04/07/99                    2,700        2,700
     5.055%, 04/28/99                    4,799        4,743
     5.723%, 05/05/99                   10,000       10,000
     5.695%, 05/06/99                   10,000        9,999
     5.470%, 05/19/99                   20,000       19,689
     4.997%, 05/26/99                   14,922       14,695
     4.973%, 05/28/99                   22,288       21,944
     6.150%, 06/16/99                    5,000        5,022
     4.900%, 01/14/00                   10,000        9,999
     4.835%, 01/28/00                   15,750       15,740
   SLMA
     4.622%, 02/02/99 (A)               44,450       44,450
     4.607%, 02/08/99 (A)               30,000       30,000
     5.400%, 02/10/99                   20,000       20,000
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $1,057,349)                              1,057,349
                                                 ----------


------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill
     4.561%, 03/25/99                   $270          $ 268
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $268)                                          268
                                                 ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $1,057,617)                              1,057,617
                                                 ----------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                  1,329
                                                 ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on
   943,548,823 outstanding shares
   of beneficial interest                           943,556
Fund Shares of Class B (unlimited
   authorization -- no par value) based on
   64,831,742 outstanding shares of
   beneficial interest                               64,831
Fund Shares of Class C (unlimited
   authorization -- no par value) based on
   50,705,582 outstanding shares of
   beneficial interest                               50,706
Undistributed net investment income                      37
Accumulated net realized loss
   on investments                                      (184)
                                                 ----------
TOTAL NET ASSETS-- 100.0%                        $1,058,946
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 54.2%
   AIRCRAFT -- 0.4%
   United Technologies
     5.150%, 02/26/99                 $ 20,750   $   20,676
                                                 ----------
   BANKS -- 2.4%
   Wells Fargo
     5.130%, 03/12/99                   50,000       49,722
     5.050%, 03/25/99                   50,000       49,635
     5.100%, 03/31/99                   20,000       19,836
                                                 ----------
                                                    119,193
                                                -----------
   DRUGS -- 1.3%
   Johnson & Johnson
     5.000%, 02/26/99                   43,500       43,349
     4.890%, 04/05/99                   25,000       24,786
                                                 ----------
                                                     68,135
                                                 ----------
   FINANCIAL SERVICES -- 46.7%
   Aesop Funding Corporation
     5.320%, 02/25/99                   47,300       47,132
     4.850%, 03/19/99                    3,230        3,210
     4.850%, 03/26/99                   67,000       66,522
   American General Finance
     Corporation
     5.070%, 02/19/99                   50,000       49,873
   Associates Corporation
     of North America
     5.010%, 02/12/99                   75,000       74,885
   Centric Capital Corporation
     5.200%, 03/16/99                   10,000        9,938
     5.200%, 03/19/99                   15,000       14,900
     5.200%, 03/22/99                   17,000       16,880
     5.120%, 03/29/99                    9,000        8,928
     4.870%, 03/31/99                   14,817       14,701
     5.070%, 04/27/99                    9,166        9,056
   Chrysler Financial Corporation
     5.050%, 02/19/99                   35,000       34,912
   Ciesco LP
     4.840%, 03/18/99                   50,000       49,697
   CIT Group Holdings Incorporated
     5.370%, 02/08/99                   37,000       36,961
   Clipper Receivables
     4.850%, 03/15/99                   15,000       14,915
   Corporate Asset Funding
     Corporation
     4.900%, 02/12/99                   25,000       24,963
     5.250%, 02/17/99                   75,000       74,825
     5.360%, 02/19/99                   41,250       41,139
   Corporate Receivable Corporation
     5.375%, 02/02/99                  100,000       99,985
     5.370%, 02/25/99                   40,000       39,857
     5.150%, 03/10/99                   10,000        9,947
     4.810%, 04/23/99                    4,000        3,957


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Delaware Funding Corporation
     4.900%, 02/25/99                 $ 55,381     $ 55,200
     4.880%, 03/12/99                   10,248       10,194
     4.840%, 03/26/99                   19,990       19,848
   Enterprise Funding Corporation
     5.210%, 02/22/99                   22,794       22,725
     5.250%, 02/26/99                   24,000       23,912
     5.170%, 03/10/99                   50,000       49,734
     4.850%, 03/22/99                   66,191       65,754
   Falcon Asset Securitization
     5.250%, 02/11/99                   50,000       49,927
     5.400%, 02/16/99                   42,100       42,005
     5.420%, 02/16/99                   49,800       49,688
     4.910%, 02/19/99                   44,305       44,196
   FCAR Owner Trust
     4.820%, 04/15/99                   50,000       49,511
   Fleet Funding Corporation
     4.830%, 02/26/99                   44,298       44,149
     4.850%, 02/26/99                   34,613       34,496
   Ford Motor Credit Corporation
     5.070%, 02/19/99                   75,000       74,810
     5.010%, 04/20/99                   25,000       24,729
   General Electric Capital
     Corporation
     5.030%, 02/05/99                   40,000       39,978
     5.040%, 02/10/99                   85,000       84,893
     5.040%, 02/22/99                   35,000       34,897
     4.890%, 06/14/99                   75,000       73,645
   Island Finance of Puerto Rico
     5.180%, 02/05/99                   10,000        9,994
     5.180%, 03/02/99                   20,000       19,917
   Kitty Hawk Funding Corporation
     4.900%, 02/12/99                   34,170       34,119
     5.495%, 02/26/99                   25,000       24,905
     5.500%, 02/26/99                   41,000       40,843
     5.180%, 03/10/99                   64,500       64,157
   Park Avenue Receivable
     4.930%, 02/16/99                    4,008        4,000
     5.400%, 02/19/99                   15,780       15,737
     4.850%, 02/22/99                   14,720       14,678
     4.880%, 02/22/99                   41,725       41,606
     5.300%, 02/22/99                   15,174       15,127
     4.890%, 02/24/99                   51,227       51,067
     4.830%, 03/18/99                   16,266       16,168
     4.920%, 04/12/99                    8,262        8,183
   Peacock Funding Corporation
     5.170%, 03/12/99                   30,115       29,946
     5.170%, 03/15/99                   18,070       17,961
   Preferred Receivables Funding
     Corporation
     5.400%, 02/11/99                   71,000       70,893
     4.850%, 03/16/99                   63,095       62,729
   Riverwoods Funding Corporation
     4.810%, 04/30/99                   64,000       63,248


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999


PRIME OBLIGATION FUND (concluded)
-------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
   Variable Funding Capital
     Corporation
     5.380%, 02/05/99                  $40,000   $   39,976
     5.360%, 02/19/99                   20,529       20,474
     5.290%, 02/23/99                   60,000       59,806
                                                 ----------
                                                  2,367,008
                                                 ----------

INDUSTRIAL -- 2.9%
   Rockwell International
     Corporation
     5.250%, 02/23/99                  150,000      149,519
                                                 ----------
PRINTING & PUBLISHING -- 0.3%
   Scripps Ew
     4.830%, 04/13/99                   15,000       14,857
                                                 ----------

UTILITY -- 0.2%
   National Rural Utility
     4.850%, 04/23/99                   10,000        9,891
                                                 ----------
Total Commercial Paper
   (Cost $2,749,279)                              2,749,279
                                                 ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 22.3%
   BANKS -- 18.7%
   Bank of New York
     5.570%, 03/17/99                   73,600       73,589
   Chase Manhattan
     5.750%, 08/03/99                   90,000       89,972
   First Chicago NBD Corporation
     5.740%, 05/07/99                   30,500       30,495
   First National Bank of Maryland
     4.990%, 01/25/00                   50,000       49,991
   Huntington National Bank
     5.740%, 05/05/99                   25,000       24,997
   Fleet National Bank
     4.870%, 06/15/99                  150,000      150,000
   Harris Bankcorp
     5.150%, 02/22/99                   50,000       50,000
     5.020%, 01/18/00                   25,000       25,000
     5.000%, 02/04/00                   17,500       17,500
   Key Bank
     4.710%, 03/16/99 (A)               30,000       29,993
   NationsBank Corporation
     4.980%, 01/07/00                   75,000       74,987
     4.980%, 01/07/00                   25,000       24,995
   PNC Bank North America
     Pittsburgh
     5.030%, 02/26/99                   60,000       60,000
     4.980%, 03/31/99                   25,000       25,000
   Regions Bank
     5.800%, 05/21/99                   43,500       43,496
     4.980%, 06/15/99                   37,000       37,000
   U.S. Bank of North America
     5.565%, 10/08/99                   35,000       34,995

-------------------------------------------------------------
                                        FACE
DESCRIPTION                          AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   Wilmington Trust
     5.900%, 04/30/99                 $ 34,500   $   34,500
     5.850%, 05/17/99                   50,000       50,000
     5.750%, 07/12/99                   20,000       20,000
                                                 ----------
                                                    946,510
                                                 ----------
   FINANCIAL SERVICES -- 3.6%
   National City Corporation
     4.750%, 02/01/99                   30,000       30,000
   Suntrust of Atlanta
     4.750%, 02/01/99                  150,000      150,000
                                                 ----------
                                                    180,000
                                                 ----------
Total Certificates of Deposit/Bank Notes
   (Cost $1,126,510)                              1,126,510
                                                 ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
   FHLMC
     5.040%, 02/18/99                   13,700       13,667
     5.030%, 02/23/99                    5,648        5,631
     5.000%, 03/12/99                   45,000       44,756
     5.100%, 03/22/99                   24,200       24,032
   FNMA
     5.050%, 02/16/99                   46,345       46,247
     4.592%, 02/25/99 (A)               90,000       90,000
   SLMA (A)
     4.622%, 02/08/99                   17,000       17,000
     4.612%, 02/22/99                   16,000       16,000
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $257,333)                                  257,333
                                                 ----------

CORPORATE OBLIGATIONS -- 15.9%
   BANKS -- 3.2%
   First National Bank of Chicago
     4.980%, 07/06/99                   85,000       85,011
   U.S. Bankcorp
     5.662%, 09/13/99                   24,000       23,994
   U.S. Bank of North America (A)
     4.869%, 02/28/99                   52,000       51,990
                                                 ----------
                                                    160,995
                                                 ----------
   FINANCIAL SERVICES -- 6.1%
   ABS Investment Trust 97 (A)
     5.000%, 02/15/99                   20,000       20,000
   CIT Group Holdings
     Incorporated MTN (A)
     5.180%, 02/02/99                   75,000       74,989
   J.P. Morgan & Company
     5.750%, 03/10/99                   20,000       20,000
   Goldman Sachs (A)
     5.138%, 04/07/99                   50,000       50,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   International Lease Finance MTN
     7.410%, 09/01/99                  $10,000   $   10,095
   SMM Trust 98-I (A)
     4.939%, 02/26/99                   35,000       35,000
   SMM Trust 98-A (A)
     5.320%, 03/16/99                  100,000      100,000
                                                 ----------
                                                    310,084
                                                 ----------
   INDUSTRIAL -- 1.9%
   GMAC MTN
     4.766%, 04/06/99                   12,000       11,987
   Xerox Credit Corporation MTN (A)
     4.953%, 04/12/99                   85,000       84,951
                                                 ----------
                                                     96,938
                                                 ----------
   INSURANCE -- 4.7%
   Allstate Corporation (A)
     5.652%, 02/01/99                   15,000       15,000
     5.309%, 03/15/99                   62,000       62,000
     5.294%, 04/01/99                   35,000       35,000
   Peoples Security Life Insurance (A)
     5.320%, 02/01/99                   73,000       73,000
     5.360%, 04/01/99                   35,000       35,000
   Travelers Insurance Company (A)
     5.300%, 04/01/99                   20,000       20,000
                                                 ----------
                                                    240,000
                                                 ----------
Total Corporate Obligations
   (Cost $808,017)                                  808,017
                                                 ----------

REPURCHASE AGREEMENTS -- 3.2%
   Lehman Brothers, Inc. (B)
     4.810%, dated 01/29/99, matures
     02/01/99, repurchase price
     $62,224,932 (collateralized by
     various U.S. Government
     obligations ranging in par value
     $105,000-$52,650,000,
     8.000%- 10.000%,
     12/01/06-02/01/27; with total market
     value 63,444,000)                  62,200       62,200
   J.P. Morgan & Company (B)
     4.800%, dated 01/29/99, matures
     02/01/99, repurchase price
     $100,040,000 (collateralized by
     various U.S. Government obligations
     ranging in par value
     $37,484,000-$64,775,000, zero coupon,
     02/01/99-03/15/99; with total
     market value $102,000,171)        100,000      100,000
                                                 ----------
Total Repurchase Agreements
   (Cost $162,200)                                  162,200
                                                 ----------
TOTAL INVESTMENTS -- 100.7%
   (Cost $5,103,339)                              5,103,339
                                                 ----------

------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (0.7%)
   Other Assets and Liabilities, Net             $  (33,776)
                                                 ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   4,482,863,044 outstanding shares
   of beneficial interest                         4,482,865
Fund Shares of Class B (unlimited
   authorization -- no par value) based on
   229,378,805 outstanding shares
   of beneficial interest                           229,378
Fund Shares of Class C (unlimited
   authorization -- no par value) based on
   351,882,624 outstanding shares of
   beneficial interest                              351,882
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   5,644,568 outstanding shares of
   beneficial interest                                5,645
Distributions in excess of net investment income        (54)
Accumulated net realized loss
   on investments                                      (153)
                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $5,069,563
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI DAILY INCOME TRUST -- JANUARY 31, 1999

TREASURY FUND
------------------------------------------------------------
                                       FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.2%
   U.S. Treasury Notes
     5.875%, 03/31/99                  $11,000     $ 11,007
     6.250%, 03/31/99                   36,000       36,041
     6.375%, 04/30/99                   17,000       17,032
     6.000%, 06/30/99                    7,000        7,014
     5.875%, 11/15/99                    7,000        7,060
     7.875%, 11/15/99                    7,000        7,167
     5.625%, 11/30/99                   14,000       14,097
     5.625%, 12/31/99                   15,000       15,117
                                                   --------
Total U.S. Treasury Obligations
   (Cost $114,535)                                  114,535
                                                   --------

REPURCHASE AGREEMENTS -- 78.8%
   Barclay Capital, Inc. (A)
     4.730%, dated 01/29/99, matures
     02/01/99, repurchase price
     $85,933,859 (collateralized by
     various U.S. Treasury Obligations
     ranging in par value $14,861,000-
     $69,699,000, 5.875%-7.50%,
     10/31/99-11/15/99; with total
     market value of $87,618,198)       85,900       85,900
   CS First Boston Inc. (A)
     4.730%, dated 01/29/99, matures
     02/01/99, repurchase price
     $65,025,621 (collateralized by
     U.S. Treasury Obligation, par
     value $58,950,000, 6.50%,
     10/15/06; with total market
     value of $66,476,655)              65,000       65,000
   Goldman Sachs & Company (A)
     4.710%, dated 01/29/99, matures
     02/01/99, repurchase price $38,415,072
     (collateralized by U.S. Treasury Note,
     par value $32,184,000, 6.625%,
     02/15/27; with total market value
     of $39,168,492)                    38,400       38,400


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Greenwich Capital Markets, Inc. (A)
     4.730%, dated 01/29/99, matures
     02/01/99 , repurchase price
     $70,027,592 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $10,135,000-
     $26,825,000, 6.5%-9.87%,
     04/30/00-11/15/15; with total
     market value of $71,400,523)      $70,000   $   70,000
   J.P. Morgan & Company (A)
     4.720%, dated 01/29/99, matures
     02/01/99, repurchase price $65,025,567
     (collateralized by U.S. Treasury
     Note, par value $40,526,000, 10.625%,
     08/15/15; with total market value
     of $66,301,619)                    65,000       65,000
   Morgan Stanley Dean Witter (A)
     4.700%, dated 01/29/99, matures
     02/01/99, repurchase price $2,801,097
     (collateralized by Treasury Note,
     par value $2,074,000 10.75%, 08/15/05;
     with total market value of
     $2,863,487)                         2,800        2,800
   Paribas Corporation 4.720%, dated
     01/29/99, matures 02/01/99, repurchase
     price $25,009,833 (collateralized by
     Treasury Note, par value $23,644,000,
     5.875%, 11/15/05; with total
     market value of $25,535,438)       25,000       25,000
   Paribas Corporation (A)
     4.750%, dated 01/29/99, matures
     02/01/99, repurchase price $75,029,688
     (collateralized by various Treasury
     Obligations, ranging in par value
     $33,033,000- $33,900,000, 5.25%-8.875%,
     01/31/01-08/15/17; with total
     market value of $80,920,926)       75,000       75,000
                                                 ----------
Total Repurchase Agreements
   (Cost $427,100)                                  427,100
                                                 ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $541,635)                                  541,635
                                                 ----------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Other Assets and Liabilities, Net                    130
                                                 ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



TREASURY FUND (concluded)
------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
    authorization -- no par value)
    based on 269,685,975 outstanding
    shares of beneficial interest                $  269,686
Fund Shares of Class B (unlimited
   authorization -- no par value) based on
   96,082,777 outstanding shares
   of beneficial interest                            96,083
Fund Shares of Class C (unlimited
   authorization -- no par value) based on
   103,639,156 outstanding shares
   of beneficial interest                           103,639
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   72,360,830 outstanding shares
   of beneficial interest                            72,361
Undistributed net investment income                       2
Accumulated net realized loss
   on investments                                        (6)
                                                 ----------
TOTAL NET ASSETS-- 100.0%                        $  541,765
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                     $1.00
                                                 ==========

(A) TRI-PARTY REPURCHASE AGREEMENT

TREASURY II FUND
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.3%
   U.S. Treasury Bills
     4.350%, 02/04/99                 $  8,400   $    8,397
     4.375%, 02/04/99                   20,670       20,663
     4.509%, 02/11/99                      115          115
     4.440%, 02/25/99                   78,355       78,123
     4.340%, 03/04/99                   12,250       12,204
     4.370%, 03/04/99                    4,855        4,837
     4.385%, 03/04/99                    1,760        1,753
     4.400%, 03/04/99                  100,000       99,621
     4.730%, 03/04/99                   37,240       37,088
     4.450%, 03/25/99                   25,400       25,237
     4.465%, 03/25/99                  100,000       99,355
     4.480%, 04/01/99                  100,000       99,266
     4.265%, 04/22/99                   50,000       49,526
     4.290%, 04/22/99                   50,000       49,523
     4.305%, 04/29/99                   25,000       24,740
                                                 ----------
Total U.S. Treasury Obligations
   (Cost $610,448)                                  610,448
                                                 ----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $610,448)                                  610,448
                                                 ----------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Other Assets and Liabilities, Net                 (1,772)
                                                 ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   451,814,470 outstanding shares
   of beneficial interest                           451,814
Fund Shares of Class B (unlimited
   authorization -- no par value) based on
   137,539,926 outstanding shares
   of beneficial interest                           137,540
Fund Shares of Class C (unlimited
   authorization -- no par value) based on
   19,372,919 outstanding shares of
   beneficial interest                               19,373
Undistributed net investment income                     207
Accumulated net realized loss
   on investments                                      (258)
                                                 ----------
TOTAL NET ASSETS -- 100.0%                       $  608,676
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                         $1.00
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                         $1.00
                                                 ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999

SHORT-DURATION
GOVERNMENT FUND
------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY
    OBLIGATIONS -- 25.7%
   FHLB
     5.830%, 12/24/99                  $ 5,000   $    5,042
   FHLMC
     5.750%, 07/15/03                   10,000       10,296
   FNMA
     5.380%, 01/16/01                    5,000        5,041
   FNMA MTN
     6.240%, 09/07/00                    5,000        5,103
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $25,109)                                    25,482
                                                 ----------

U.S. TREASURY OBLIGATION -- 20.4%
   U.S. Treasury Note
     5.500%, 03/31/00                   20,000       20,184
                                                 ----------
Total U.S. Treasury Obligation
   (Cost $20,009)                                    20,184
                                                 ----------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS -- 39.5%
   FHLMC
     6.500%, 11/01/99                    2,285        2,343
6.000%, 12/15/06                         5,000        5,040
     6.500%, 10/01/07                    1,556        1,638
     6.000%, 10/15/07                    4,000        4,044
6.000%, 11/01/13                         9,919        9,972
     6.000%, 01/15/14                    7,000        7,049
   FNMA
     6.500%, 04/01/00                    2,370        2,426
     6.500%, 09/01/02                    4,631        4,691
     6.000%, 11/25/03                      815          819
   GNMA
     7.500%, 01/15/11                       35           37
     7.500%, 02/15/11                       59           61
     7.500%, 02/15/11                    1,007        1,041
                                                 ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $38,779)                                    39,161
                                                 ----------
REPURCHASE AGREEMENT -- 13.8%
   PaineWebber
     4.710%, dated 01/29/99, matures
     02/01/99, repurchase price
     $13,655,358 (collateralized by
     U.S. Treasury Note, par value
     $13,075,000, 6.50%, 05/31/02; with
     total market value of
     $13,940,927)                       13,650       13,650
                                                 ----------
Total Repurchase Agreement
   (Cost $13,650)                                    13,650
                                                 ----------


------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
   (Cost $97,547)                                $   98,477
                                                 ----------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Other Assets and Liabilities, Net                    584
                                                 ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 9,747,714 outstanding shares of
   beneficial interest                               98,704
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 1,341 outstanding shares of
   beneficial interest                                   13
Undistributed net investment income                      21
Accumulated net realized loss
   on investments                                      (610)
Net unrealized appreciation on investments              933
                                                 ----------
TOTAL NET ASSETS-- 100.0%                        $   99,061
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $10.16
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $10.15
                                                 ==========

FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   -- MEDIUM TERM NOTE


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


INTERMEDIATE-DURATION
GOVERNMENT FUND
------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 49.7%
   U.S. Treasury Bonds
    11.125%, 08/15/03                  $ 1,350   $    1,699
    11.875%, 11/15/03                   12,000       15,617
     3.625%, 01/15/08                    2,030        2,006
    12.000%, 08/15/13                   10,900       16,593
   U.S. Treasury Notes
     6.625%, 07/31/01                    6,600        6,904
    10.750%, 02/15/03                   15,750       19,194
                                                 ----------
Total U.S. Treasury Obligations
   (Cost $59,594)                                    62,013
                                                 ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.5%
   Agency For International
     Development
     6.750%, 08/15/04                    4,000        4,309
   Private Export Funding
     7.900%, 03/31/00                    5,450        5,627
     5.500%, 03/15/01                    1,000        1,010
     8.400%, 07/31/01                    1,600        1,724
     6.900%, 01/31/03                    2,875        3,069
     8.750%, 06/30/03                    5,670        6,492
     7.010%, 04/30/04                      785          857
                                                 ----------
Total U.S. Government Agency Obligations
   (Cost $22,314)                                    23,088
                                                 ----------

U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS -- 27.9%
   FHLMC
     6.250%, 07/01/03                      201          205
     5.750%, 05/15/05                      610          610
     7.350%, 05/16/05                      750          770
     5.650%, 07/15/05                      973          972
     5.750%, 01/15/06                      486          488
     8.000%, 01/15/06                      432          445
     6.000%, 10/15/06                      830          831
     6.000%, 08/15/07                      400          403
     8.250%, 12/01/07                      137          145
     5.500%, 04/15/08                    1,000        1,011
     5.500%, 08/01/08                       82           82
     5.500%, 09/01/08                      140          139
     8.250%, 01/01/09                      346          366
     8.250%, 12/01/09                      198          209
     6.500%, 09/01/10                    4,293        4,368
     5.500%, 06/01/13                      805          796
     5.500%, 07/01/13                      462          457
     5.500%, 10/01/13                      220          217
     6.000%, 12/01/13                    1,494        1,503
     7.500%, 04/15/15                      500          501
     7.000%, 02/25/19                      500          506
     6.500%, 06/25/19                    2,100        2,123

------------------------------------------------------------
                                        FACE      MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
     6.500%, 09/15/21                 $    509   $      507
     6.300%, 03/15/23                    2,000        2,039
   FNMA
     6.000%, 11/25/03                      166          167
     6.000%, 09/25/05                      317          318
     6.500%, 02/25/07                      400          408
     7.500%, 03/01/07                      214          221
     6.907%, 06/01/07                    1,341        1,435
     6.300%, 01/01/08                       94           98
     6.340%, 01/01/08                       88           93
     6.430%, 01/01/08                       94           98
     8.000%, 05/01/08                      255          265
     6.295%, 06/01/08                       59           62
     8.000%, 06/01/08                      245          255
     6.180%, 07/01/08                      109          113
     5.500%, 12/01/08                      280          277
     5.500%, 04/01/09                      180          178
     5.500%, 06/01/09                       27           27
     7.500%, 06/01/09                       95           99
     5.500%, 11/01/09                      295          292
     6.000%, 02/01/13                      149          150
     6.000%, 07/01/13                     1783        1,790
     9.500%, 05/01/18                      364          389
     7.385%, 03/25/21                    1,757        1,796
   GNMA
     8.250%, 05/15/06                      140          147
     8.250%, 06/15/06                      108          114
     8.250%, 04/15/08                      115          121
     8.250%, 05/15/08                      208          220
     8.250%, 06/15/08                      321          337
     8.250%, 07/15/08                      108          114
     6.000%, 04/15/09                      306          309
     8.500%, 05/20/16                      191          201
     8.500%, 09/20/16                       11           12
     8.500%, 11/20/16                      535          565
     8.500%, 04/20/17                       11           12
     8.500%, 05/20/17                      288          303
     8.750%, 05/20/17                      281          296
     8.750%, 06/20/17                       89           94
     8.500%, 07/20/17                      158          167
     8.750%, 07/20/17                      124          131
     8.500%, 08/20/17                      126          133
     8.750%, 10/20/17                       14           15
     8.750%, 11/20/17                      106          112
     8.500%, 01/20/18                       75           79
     8.500%, 02/20/18                      121          127
     7.000%, 09/16/19                      448          455
     7.000%, 08/15/23                    1,437        1,474
     7.000%, 04/15/26                      941          965
                                                 ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $34,149)                                    34,727
                                                 ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              21

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999

INTERMEDIATE-DURATION
GOVERNMENT FUND (concluded)
------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.1%
   PaineWebber
     4.710%, dated 01/29/99,
     matures 02/01/99, repurchase
     price $2,559,004 (collateralized
     by U.S. Treasury Note, par
     value $1,785,000, 8.875%,
     02/15/19; with total
      market value of $2,623,629)     $2,558       $  2,558
                                                   --------
Total Repurchase Agreement
   (Cost $2,558)                                      2,558
                                                   --------
TOTAL INVESTMENTS -- 98.2%
   (Cost $118,615)                                  122,386
                                                   --------
OTHER ASSETS AND LIABILITIES -- 1.8%
   Other Assets and Liabilities, Net                  2,271
                                                   --------

NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based on
   12,172,458 outstanding shares of
   beneficial interest                              126,426
Undistributed net investment income                      88
Accumulated net realized loss
   on investments                                    (5,628)
Net unrealized appreciation
   on investments                                     3,771
                                                 ----------
TOTAL NET ASSETS -- 100.0%                         $124,657
                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $10.24
                                                 ==========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GNMA FUND

--------------------------------------------------------------------------------
                                        FACE         MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 97.1%
   GNMA
    12.500%, 12/15/06-07/15/15           $  25     $     30
    12.000%, 04/15/14                        1            2
    11.500%, 02/15/13                       37           42
    10.500%, 03/15/18                       43           48
    10.000%, 09/15/15-07/15/20             300          327
     9.500%, 06/15/09-12/15/20           5,033        5,409
     9.000%, 05/15/16-05/15/22           3,755        4,005
     8.500%, 08/15/08-12/15/19           1,293        1,374
     8.000%, 12/15/21-11/15/23           5,399        5,624
     7.500%, 02/15/17-10/15/25          11,966       12,368
     7.000%, 05/15/23-11/15/28          18,772       19,241
     6.500%, 09/15/10-11/15/28          29,591       29,949
     6.000%, 08/15/26-03/15/26          19,566       19,421
                                                   --------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $95,856)                                    97,840
                                                   --------

REPURCHASE AGREEMENT -- 2.7%
   PaineWebber
     4.710%, dated 01/29/99, matures
     02/01/99, repurchase price $2,745,077
     (collateralized by U.S. Treasury Note,
     par value $2,745,000, 5.875%,
     11/15/99; with total market
     value of $2,804,180)                2,744        2,744
                                                   --------
Total Repurchase Agreement
   (Cost $2,744)                                      2,744
                                                   --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $98,600)                                   100,584
                                                   --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                    215
                                                   --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   10,175,551 outstanding shares of
   beneficial interest                              110,989
Undistributed net investment income                     141
Accumulated net realized loss
   on investments                                   (12,315)
Net unrealized appreciation
   on investments                                     1,984
                                                   --------
TOTAL NET ASSETS -- 100.0%                         $100,799
                                                   ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                         $9.91
                                                   ========

GNMA GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CORPORATE DAILY INCOME
FUND
------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS -- 30.7%
   BANKS -- 12.1%
   Banc One Corporation (A)
     5.385%, 03/25/01                   $2,000     $ 2,002
   Huntington National Bank
     5.875%, 01/15/01                    1,500       1,517
   J.P. Morgan & Company
     5.750%, 03/10/99                    2,000       2,001
   NationsBank MTN (A)
     5.390%, 06/23/99                    2,000       2,000
   Norwest (A)
     5.270%, 02/24/99                    1,600       1,600
   Wachovia Corporation (A)
     5.183%, 10/09/01                    1,750       1,750
                                                   -------
                                                    10,870
                                                   -------
   CHEMICALS -- 1.1%
   Monsanto Corporation
     5.375%, 12/01/01                    1,000         994
                                                   -------
   FINANCIAL SERVICES -- 14.6%
   American General Finance
     5.730%, 11/26/01                    1,000       1,007
   Associates of North America
     5.850%, 01/15/01                    1,500       1,515
   Caterpillar Financial Services
     Corporation MTN (A)
     4.310%, 04/01/99                    1,000         995
   Chrysler Financial Corporation LLC
     4.910%, 10/10/00                    1,000         993
   Cit Group Holding Incorporated MTN
     5.850%, 02/05/01                    1,500       1,513
   Ford Motor Credit Corporation (A)
     4.200%, 02/15/99                    1,500       1,500
   General Electric Capital Corporation
     5.772%, 08/27/01                    1,750       1,776
   General Motors Acceptance
     Corporation (A)
     4.630%, 03/25/99                    1,000       1,000
   GTE Funding
     5.160%, 02/18/99                      800         798
   Sears Roebuck MTN (A)
     4.433%, 03/10/99                    1,000       1,000
   United States West Capital
     Funding Incorporated
     6.125%, 07/15/02                    1,000       1,021
                                                   -------
                                                    13,118
                                                   -------
   GENERAL UTILITIES -- 1.8%
   Baltimore Gas & Electric (A)
     5.200%, 03/15/99                    1,600       1,599
                                                   -------


-----------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   LEASING & RENTING -- 1.1%
   International Lease Finance (A)
     5.230%, 07/15/99                   $1,000     $ 1,000
                                                   -------
Total Corporate Obligations
   (Cost $27,505)                                   27,581
                                                   -------
   U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS -- 15.0%
   FNMA
     6.000%, 04/01/01                    5,230       5,327
     6.500%, 09/01/02                    2,916       2,953
   GNMA
     6.500%, 07/20/02                    5,143       5,202
                                                   -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $13,372)                                   13,482
                                                   -------

ASSET BACKED SECURITIES -- 28.1%
   AUTOMOTIVE -- 23.2%
   Aesop Funding 97-1 A-1
     6.220%, 10/20/01                    1,000       1,015
   Chase Auto Owner Trust 98-B A3
     5.750%, 10/15/01                    1,500       1,521
   Chase Auto Owner Trust 98-4 A3
     5.700%, 09/07/01                    1,000       1,008
   Chase Manhattan 97-B
     6.350%, 02/15/01                    1,260       1,273
   Ford Credit Auto Owner
     Trust 98-C A3
     5.730%, 11/15/00                    1,750       1,754
   Ford Credit Auto Owner
     Trust 99-A A4
     5.300%, 11/15/01                    1,250       1,251
   Ford Credit Auto Trust 97-B A3
     6.050%, 04/15/01                    1,750       1,761
   Ford Credit Grantor Trust 95-B A
     5.900%, 10/15/00                      272         274
   Ford Motor Credit 98-B A2 (A)
     5.800%, 10/15/00                      797         801
   General Motors Acceptance 97-A
     6.500%, 04/15/02                      738         748
   Premier Auto Trust 98-3 A2
     5.820%, 12/08/00                    1,645       1,658
   Premier Auto Trust 98-4 A3
     5.690%, 06/08/02                    1,500       1,513
   Premier Auto Trust 98-1 A3
     5.630%, 08/06/01                    1,500       1,513
   Premier Auto Trust 98-2 A3
     5.770%, 01/06/02                    1,000       1,008
   Premier Auto Trust 96-4 A3
     6.200%, 11/06/00                      373         376


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 1999

CORPORATE DAILY INCOME
FUND (concluded)
------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Premier Auto, Ser 1997-2 A3
     6.130%, 09/06/00                   $1,500     $ 1,516
   Rental Car Finance Corporation
     Auto Trust 97-1 A1
     6.250%, 06/25/03                    1,500       1,507
   Toyota Receivables 97-A (A)
     6.450%, 04/15/02                      361         364
                                                   -------
                                                    20,861
                                                   -------

   CREDIT CARDS -- 1.1%
   AT&T 97 1-A (A)
     5.492%, 04/17/04                    1,000       1,000
                                                   -------

   EQUIPMENT FUNDING -- 1.6%
   IBM Credit Receivables Lease
     Asset Master Trust 93-1 A
     4.550%, 11/15/00                      388         388
   Newcourt Equipment Trust 98-2 A2
     5.380%, 10/15/00                    1,090       1,088
                                                   -------
                                                     1,476
                                                   -------
MORTGAGE RELATED -- 2.2%
   Bank of Boston Commercial
     Loan Master LLC 98-1A
     5.530%, 11/16/03                    1,000       1,000
   Main Place Funding 95-2 (A)
     5.141%, 10/25/00                    1,000       1,001
                                                   -------
                                                     2,001
                                                   -------
Total Asset Backed Securities
   (Cost $25,181)                                   25,338
                                                   -------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 15.8%
   Bank of America
     5.630%, 02/26/99                    1,500       1,500
   Bank of New York
     5.570%, 03/17/99                    2,000       2,001
   Chase Manhattan
     5.740%, 05/10/99                    2,000       2,004
   First National Bank of Chicago
     5.740%, 05/07/99                    2,000       2,003
   Harris Bankcorp
     5.020%, 01/18/00                    1,250       1,251
   Key Bank of North America (A)
     5.318%, 10/26/01                    1,500       1,500
   Regions Bank
     5.770%, 05/21/99                    2,000       2,004
   Wilmington Trust
     5.900%, 04/30/99                    2,000       2,004
                                                   -------
Total Certificates of Deposit/Bank Notes
   (Cost $14,248)                                   14,267
                                                   -------


------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.5%
   PaineWebber
     4.710%, dated 01/29/99, matures
     02/01/99, repurchase price $8,582,367
     (collateralized by U.S. Treasury Note,
     par value $6,665,000, 7.625%,
     11/15/22; with total market value
     of $8,868,847)                     $8,579     $ 8,579
                                                   -------
Total Repurchase Agreement
   (Cost $8,579)                                     8,579
                                                   -------
TOTAL INVESTMENTS -- 99.1%
   (Cost $88,885)                                   89,247
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.9%
   Other Assets and Liabilities, Net                   796
                                                   -------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no
   par value) based on
   45,009,587 outstanding shares of
   beneficial interest                              89,685
Distributions in excess of net
   investment income                                   (51)
Accumulated net realized gain
   on investments                                       47
Net unrealized appreciation
   on investments                                      362
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $90,043
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $2.00
                                                   =======

(A)  FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE
     STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
     JANUARY 31, 1999.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC  -- LIMITED LIABILITY COMPANY
MTN  -- MEDIUM TERM NOTE


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEAR ENDED JANUARY 31, 1999

                                            -------  ---------- -------------

                                             MONEY
                                            MARKET   GOVERNMENT GOVERNMENT II
                                             FUND       FUND        FUND
                                            -------  ---------- -------------
Interest Income                             $52,496   $73,559      $49,971
                                            -------   -------      -------
EXPENSES:
   Management fees                            3,151     3,248        1,758
   Less: Management fees waived              (1,868)   (1,132)        (353)
   Investment advisory fees                     222       315          215
   Less: Investment advisory fees waived       (153)     (236)        (150)
   Distribution fees (1)                      2,701     8,884        2,452
   Less: Distribution fees waived            (2,068)   (1,503)      (2,081)
   Custodian/transfer agent fees                 64       143          158
   Trustee fees                                   9        14           11
   Registration fees                            227       260          142
   Other                                         59        95           70
                                            -------   -------      -------
   Total expenses                             2,344    10,088        2,222
                                            -------   -------      -------
   NET INVESTMENT INCOME                     50,152    63,471       47,749
                                            -------   -------      -------
   NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
   Net realized gain from security
     transactions                                 6        93          109
                                            -------   -------      -------
   Net change in unrealized appreciation
     of investments                              --        --           --
                                            -------   -------      -------
NET INCREASE IN NET ASSETS FROM OPERATIONS  $50,158   $63,564      $47,858
                                            =======   =======      =======



(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.

  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (000)

SEI DAILY INCOME TRUST -- FOR THE YEAR ENDED JANUARY 31, 1999

                                          ----------  ----------  -----------   ----------   -------------   ------   ---------
                                                                                  SHORT-      INTERMEDIATE-           CORPORATE
                                            PRIME                                DURATION      DURATION                 DAILY
                                          OBLIGATION    TREASURY   TREASURY II  GOVERNMENT    GOVERNMENT      GNMA     INCOME
                                             FUND        FUND        FUND          FUND          FUND         FUND       FUND
                                          ----------  ----------  -----------   ----------   -------------   ------    -------
Interest Income                            $221,913    $24,341      $36,904      $5,254         $7,190       $5,877     $4,529
                                           --------    -------      -------      ------         ------       ------     ------
EXPENSES:
   Management fees                            7,634      1,094        1,758         319            417          279        277
   Less: Management fees waived              (1,364)      (456)        (246)        (32)            (8)          --        (94)
   Investment advisory fees                     934        106          171          91            119           87         79
   Less: Investment advisory fees waived       (641)       (83)        (110)        (19)            (9)          (1)       (35)
   Distribution fees (1)                     10,811      1,764        1,918         228            298          218        198
   Less: Distribution fees waived            (8,833)      (542)      (1,539)       (228)          (296)        (106)      (198)
   Custodian/transfer agent fees                369         64           95          14             29           16         10
   Trustee fees                                  45          4            9           1              1            1          1
   Registration fees                            783        141          100          20             16           11         21
   Other                                        287         42           59          17             29           19         18
                                           --------    -------      -------      ------         ------       ------     ------
   Total expenses                            10,025      2,134        2,215         411            596          524        277
                                           --------    -------      -------      ------         ------       ------     ------
   NET INVESTMENT INCOME                    211,888     22,207       34,689       4,843          6,594        5,353      4,252
                                           --------    -------      -------      ------         ------       ------     ------
   NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
   Net realized gain from security
     transactions                                76          4          263         474            446           37         50
                                           --------    -------      -------      ------         ------       ------     ------
   Net change in unrealized appreciation
     of investments                              --         --           --         378          1,331          245        109
                                           --------    -------      -------      ------         ------       ------     ------
NET INCREASE IN NET ASSETS FROM OPERATIONS $211,964    $22,211      $34,952      $5,695         $8,371       $5,635     $4,411
                                           --------    -------      -------      ------         ------       ------     ------

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31


                                                                             ------------------------
                                                                                   MONEY MARKET
                                                                                       FUND
                                                                             ------------------------
                                                                                 1999         1998
                                                                             ------------------------
OPERATIONS:
     Net investment income                                                   $   50,152    $   34,507
          Net realized gain (loss) from security transactions                         6           (31)
                                                                             ----------    ----------
     Net increase in net assets from operations                                  50,158        34,476
                                                                             ----------    ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                    (44,080)      (31,852)
     Class B                                                                       (210)         (154)
     Class C                                                                     (5,954)       (2,496)
     CNI Class*                                                                      --            --
     Sweep Class                                                                    (37)           --
                                                                             ----------    ----------
   Total dividends distributed                                                  (50,281)      (34,502)
                                                                             ----------    ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                             15,609,293     9,670,017
     Reinvestment of cash distributions                                          32,041        21,678
     Cost of shares redeemed                                                (15,150,018)   (9,339,689)
                                                                             ----------    ----------
     Increase (decrease) in net assets from Class A transactions                491,316       352,006
                                                                             ----------    ----------
   Class B:
     Proceeds from shares issued                                                 32,514        20,450
     Reinvestment of cash distributions                                             138           149
     Cost of shares redeemed                                                    (32,159)      (13,985)
                                                                             ----------    ----------
     Increase (decrease) in net assets from Class B transactions                    493         6,614
                                                                             ----------    ----------
   Class C:
     Proceeds from shares issued                                                629,568       266,102
     Reinvestment of cash distributions                                             148           291
     Cost of shares redeemed                                                   (583,792)     (209,997)
                                                                             ----------    ----------
     Increase in net assets from Class C transactions                            45,924        56,396
                                                                             ----------    ----------
    CNI Class*:
     Proceeds from shares issued                                                     --            --
     Reinvestment of cash distributions                                              --            --
     Cost of shares redeemed                                                         --            --
                                                                             ----------    ----------
     Increase in net assets from CNI Class transactions                              --            --
                                                                             ----------    ----------
    Sweep Class:
     Proceeds from shares issued                                                 15,589            --
     Reinvestment of cash distributions                                              --            --
     Cost of shares redeemed                                                     (8,920)           --
                                                                             ----------    ----------
     Increase in net assets from Sweep Class transactions                         6,669            --
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS       544,402       415,016
                                                                             ----------    ----------
       Net increase (decrease) in net assets                                    544,279       414,990
                                                                             ----------    ----------
NET ASSETS:
   Beginning of Period                                                          815,340       400,350
                                                                             ----------    ----------
   End of Period                                                             $1,359,619    $  815,340
                                                                             ==========    ==========

   *FORMERLY CLASS G
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31


 ----------------------    ----------------------     ------------------------    ----------------------     ---------------------
       GOVERNMENT               GOVERNMENT II             PRIME OBLIGATION                TREASURY               TREASURY II
          FUND                      FUND                        FUND                       FUND                     FUND
 ----------------------    ----------------------     ------------------------    ----------------------    ----------------------
     1999        1998          1999       1998            1999         1998           1999       1998           1999       1998
 ----------------------    ----------------------     ------------------------    ----------------------    ----------------------

 $   63,471  $   47,870    $   47,749  $   47,365     $   211,888  $   178,335    $   22,207   $   9,440    $    34,689  $   43,267
         93          (7)          109         (35)             76          (88)            4          (9)           263        (353)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
     63,564      47,863        47,858      47,330         211,964      178,247        22,211       9,431         34,952      42,914
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------



     (9,376)     (7,425)      (43,307)    (45,738)       (188,119)    (165,176)      (11,134)     (5,276)       (29,617)    (40,342)
     (1,930)     (1,551)       (2,244)       (962)        (11,254)      (8,725)       (3,877)     (1,195)        (4,448)     (2,590)
     (3,697)       (893)       (2,183)       (664)        (12,549)      (4,445)       (3,921)     (1,768)          (627)       (332)
    (48,389)    (38,003)           --          --              --           --            --          --             --          --
        (64)         --            --          --             (34)          --        (3,267)     (1,214)            --          --
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
    (63,456)    (47,872)      (47,734)    (47,364)       (211,956)    (178,346)      (22,199)     (9,453)       (34,692)    (43,264)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------


  1,176,639   1,237,002     5,668,481   5,919,701      38,341,442   32,126,995     1,467,740     823,758      3,950,551   4,053,466
      5,388       4,258         7,774       3,860          58,423       59,509         4,229       1,252          5,374       7,332
 (1,119,965) (1,214,703)   (5,596,396) (5,822,115)    (37,164,764) (31,565,211)   (1,390,083)   (705,129)    (4,252,462) (4,093,131)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
     62,062      26,557        79,859     101,446       1,235,101      621,293        81,886     119,881      (296,537)     (32,333)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------

    314,201     396,652       294,750     135,965       2,585,992    2,218,238       392,282     215,467        465,292     238,316
        406       2,291           512         263           1,039          503            29          --          2,516         176
   (309,037)   (422,984)     (262,282)   (120,700)     (2,544,237)  (2,178,430)     (364,327)   (147,368)      (399,857)   (223,046)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
      5,570     (24,041)       32,980      15,528          42,794       40,311        27,984      68,099         67,951      15,446
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------

    994,924     310,448       154,260     160,703       1,318,675      718,315       504,608     230,513        143,516      98,675
         12          30             5          --              68           59            --          --              4          78
   (980,387)   (285,137)     (138,832)   (131,790)     (1,174,770)    (514,796)     (454,730)   (201,655)      (135,994)    (91,434)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
     14,549      25,341        15,433      28,913         143,973      203,578        49,878      28,858          7,526       7,319
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------

  3,406,554   2,355,149            --          --              --           --            --          --             --          --
     36,054      25,953            --          --              --           --            --          --             --          --
 (3,270,536) (2,090,084)           --          --              --           --            --          --             --          --
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
    172,072     291,018            --          --              --           --            --          --             --          --
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------

     43,353          --            --          --          10,789           --       262,848     194,085             --          --
         --          --            --          --              13           --             1          --             --          --
    (40,105)         --            --          --          (5,157)          --      (259,557)   (125,016)            --          --
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
      3,248          --            --          --           5,645           --         3,292      69,069             --          --
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
    257,501     318,875       128,272     145,887       1,427,513      865,182       163,040     285,907       (221,060)     (9,568)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
    257,609     318,866       128,396     145,853       1,427,521      865,083       163,052     285,885       (220,800)     (9,918)
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------

  1,105,569     786,703       930,550     784,697       3,642,042    2,776,959       378,713      92,828        829,476     839,394
 ----------  ----------    ----------  ----------     -----------  -----------    ----------   ---------    -----------  ----------
 $1,363,178  $1,105,569    $1,058,946  $  930,550     $ 5,069,563  $ 3,642,042    $  541,765   $ 378,713    $   608,676  $  829,476
 ==========  ==========    ==========  ==========     ===========  ===========    ==========   =========    ===========  ==========

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31


                                                                          ----------------------

                                                                             SHORT-DURATION
                                                                               GOVERNMENT
                                                                                  FUND
                                                                          ----------------------
                                                                             1999         1998
                                                                          ----------------------
OPERATIONS:
     Net investment income                                                 $  4,843    $  4,643
     Net realized gain (loss) from security transactions                        474         440
     Net change in unrealized appreciation of investments                       378         361
                                                                           --------    --------
     Net increase in net assets from operations                               5,695       5,444
                                                                           --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (4,833)     (4,635)
     Class B                                                                     (1)         (1)
                                                                           --------    --------
   Total dividends distributed                                               (4,834)     (4,636)
                                                                           --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                             75,964     56,566
     Reinvestment of cash distributions                                       2,384      2,063
     Cost of shares redeemed                                                (61,175)   (51,968)
                                                                           --------    --------
     Increase (decrease) in net assets from Class A transactions             17,173       6,661
                                                                           --------    --------
   Class B:
     Proceeds from shares issued                                                 --          --
     Reinvestment of cash distributions                                          --          --
     Cost of shares redeemed                                                     --          --
                                                                           --------    --------
     Decrease in net assets from Class B transactions                            --          --
                                                                           --------    --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS    17,173       6,661
                                                                           --------    --------
       Net increase (decrease) in net assets                                 18,034       7,469
                                                                           --------    --------
NET ASSETS:
   Beginning of Period                                                       81,027      73,558
                                                                           --------    --------
   End of Period                                                           $ 99,061    $ 81,027
                                                                           ========    ========
CAPITAL SHARES ISSUED AND REDEEMED:
   Class A:
     Shares issued                                                            7,514       5,674
     Shares issued in lieu of cash distributions                                236         207
     Shares redeemed                                                         (6,057)     (5,215)
                                                                           --------    --------
     Total Class A transactions                                               1,693         666
                                                                           --------    --------
   Class B:
     Shares issued                                                               --          --
     Shares issued in lieu of cash distributions                                 --          --
     Shares redeemed                                                             --          --
                                                                           --------    --------
     Total Class B transactions                                                  --          --
                                                                           --------    --------
     Increase (Decrease) in capital shares                                    1,693         666
                                                                           ========    ========

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


----------------------    ----------------------    ----------------------
     INTERMEDIATE-                                        CORPORATE
       DURATION                                             DAILY
      GOVERNMENT                   GNMA                    INCOME
         FUND                      FUND                     FUND
----------------------    ----------------------    ----------------------
   1999        1998           1999        1998           1999      1998
----------------------    -----------------------   ----------------------

 $  6,594    $  6,743       $  5,353    $  5,718     $   4,252    $ 3,276
      446        (326)            37        (238)           50         16
    1,331       3,610            245       2,151           109        306
 --------    --------       --------    --------     ---------    -------
    8,371      10,027          5,635       7,631         4,411      3,598
 --------    --------       --------    --------     ---------    -------


   (6,589)     (6,746)        (5,345)     (5,727)       (4,319)    (3,276)
       --          --             --          --            --         --
 --------    --------       --------    --------     ---------    -------
   (6,589)     (6,746)        (5,345)     (5,727)       (4,319)    (3,276)
 --------    --------       --------    --------     ---------    -------


   67,844      40,850         57,954      19,575        68,896     48,243
    2,341       1,826          1,828       1,754         2,998      2,003
  (64,417)    (62,525)       (37,065)    (47,328)      (51,514)   (36,780)
 --------    --------       --------    --------     ---------    -------
    5,768     (19,849)        22,717     (25,999)       20,380     13,466
 --------    --------       --------    --------     ---------    -------

       --          --             --          --            --         --
       --          --             --          --            --         --
       --          --             --          --            --         --
 --------    --------       --------    --------     ---------    -------
       --          --             --          --            --         --
 --------    --------       --------    --------     ---------    -------
    5,768     (19,849)        22,717     (25,999)       20,380     13,466
 --------    --------       --------    --------     ---------    -------
    7,550     (16,568)        23,007     (24,095)       20,472     13,788
 --------    --------       --------    --------     ---------    -------

   17,107     133,675         77,792     101,887        69,571     55,783
 --------    --------       --------    --------     ---------    -------
 $124,657    $117,107       $100,799    $ 77,792     $  90,043    $69,571
 ========    ========       ========    ========     =========    =======


    6,668       4,131          5,860       2,021        34,453     24,250
      231         185            185         181         1,501      1,008
   (6,354)     (6,358)        (3,752)     (4,898)      (25,754)   (18,508)
 --------    --------       --------    --------     ---------    -------
      545      (2,042)         2,293      (2,696)       10,200      6,750
 --------    --------       --------    --------     ---------    -------

       --          --             --          --            --         --
       --          --             --          --            --         --
       --          --             --          --            --         --
 --------    --------       --------    --------     ---------    -------
       --          --             --          --            --         --
 --------    --------       --------    --------     ---------    -------
      545      (2,042)         2,293      (2,696)       10,200      6,750
 ========    ========       ========    ========     =========    =======

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                                                           RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF   INVESTMENT
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN PERIOD (000)  NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.50%   $1,212,244     0.18%      5.32%
   1998     1.00      0.06           --            (0.06)          --            1.00     5.65       721,035     0.18       5.51
   1997     1.00      0.05           --            (0.05)          --            1.00     5.44       369,052     0.16       5.33
   1996     1.00      0.06           --            (0.06)          --            1.00     5.98        95,891     0.20       5.88
   1995     1.00      0.04           --            (0.04)          --            1.00     4.55       213,988     0.21       4.49
CLASS B
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.18%   $    7,875     0.48%      5.08%
   1998(1)  1.00      0.03           --            (0.03)          --            1.00     5.29         7,383     0.48       5.26
   1997     1.00      0.05           --            (0.05)          --            1.00     5.13           770     0.50       4.96
   1996     1.00      0.06           --            (0.06)          --            1.00     5.67         6,616     0.50       5.53
   1995     1.00      0.04           --            (0.04)          --            1.00     4.24         6,314     0.51       4.49
CLASS C
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.97%   $  132,831     0.68%      4.84%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.12        86,922     0.68       5.02
   1997     1.00      0.05           --            (0.05)          --            1.00     4.92        30,528     0.66       4.84
   1996(2)  1.00      0.04           --            (0.04)          --            1.00     3.79+        2,460     0.70       5.17
SWEEP CLASS
   1999(3) $1.00     $0.02         $ --           $(0.02)        $ --           $1.00     4.56%   $    6,669     0.93%      4.36%
---------------
GOVERNMENT FUND
---------------
CLASS A
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.39%   $  204,988     0.20%      5.22%
   1998     1.00     $0.05           --            (0.05)          --            1.00     5.52       142,929     0.20       5.40
   1997     1.00      0.05           --            (0.05)          --            1.00     5.33       116,373     0.20       5.22
   1996(4)  1.00      0.01           --            (0.01)          --            1.00     1.48+       48,762     0.20       5.55
   1994(5)  1.00      0.01           --            (0.01)          --            1.00     3.22            --     0.20       3.04
CLASS B
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.08%   $   34,676     0.50%      4.92%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.21        29,102     0.50       5.06
   1997     1.00      0.05           --            (0.05)          --            1.00     5.02        53,144     0.50       4.91
   1996(6)  1.00      0.02           --            (0.02)          --            1.00     2.39+       14,997     0.50       5.27
CLASS C
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.87%   $   39,881     0.70%      4.70%
   1998(7)  1.00     $0.03           --            (0.03)          --            1.00     5.01        25,341     0.70       4.94
CNI CLASS
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.71%   $1,080,385     0.85%      4.59%
   1998     1.00      0.05           --            (0.05)          --            1.00     4.84       908,197     0.85       4.75
   1997     1.00      0.05           --            (0.05)          --            1.00     4.69       617,186     0.82       4.59
   1996     1.00      0.05           --            (0.05)          --            1.00     5.39       542,936     0.70       5.23
   1995(8)  1.00      0.03           --            (0.03)          --            1.00     3.41+      310,835     0.70       4.32
SWEEP CLASS
   1999(3) $1.00     $0.03         $ --           $(0.03)        $ --           $1.00     4.49%   $    3,248     0.95%      4.37%
------------------
GOVERNMENT II FUND
------------------
CLASS A
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.33%   $  943,396     0.20%      5.20%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.45       863,427     0.20       5.32
   1997     1.00      0.05           --            (0.05)          --            1.00     5.29       762,015     0.20       5.17
   1996     1.00      0.06           --            (0.06)          --            1.00     5.83       810,365     0.20       5.69
   1995     1.00      0.04           --            (0.04)          --            1.00     4.39       786,405     0.20       4.33
CLASS B
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.01%   $   64,838     0.50%      4.86%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.14        31,851     0.50       5.02
   1997     1.00      0.05           --            (0.05)          --            1.00     4.98        16,323     0.50       4.87
   1996     1.00      0.05           --            (0.05)          --            1.00     5.52        19,678     0.50       5.41
   1995     1.00      0.04           --            (0.04)          --            1.00     4.08        15,201     0.50       4.33
CLASS C
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.81%   $   50,712     0.70%      4.70%
   1998     1.00      0.05           --            (0.05)          --            1.00     4.93%       35,272     0.70       4.82
   1997(10) 1.00      0.01           --            (0.01)          --            1.00     4.71         6,359     0.70       4.69


                        RATIO OF
                           NET
            RATIO OF   INVESTMENT
            EXPENSES     INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS
           (EXCLUDING  (EXCLUDING
             WAIVERS)   WAIVERS)
----------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A
   1999        0.64%     4.86%
   1998        0.66      5.03
   1997        0.63      4.86
   1996        0.45      5.63
   1995        0.45      4.25
CLASS B
   1999        0.69%     4.87%
   1998(1)     0.72      5.02
   1997        0.76      4.70
   1996        0.75      5.28
   1995        0.75      4.25
CLASS C
   1999        0.89%     4.63%
   1998        0.92      4.78
   1997        0.92      4.58
   1996(2)     0.96      4.91
SWEEP CLASS
   1999        1.14%     4.15%
---------------
GOVERNMENT FUND
---------------
CLASS A
   1999        0.55%     4.87%
   1998        0.56      5.04
   1997        0.55      4.87
   1996(4)     0.33      5.42
   1994(5)     0.37      2.87
CLASS B
   1999        0.60%     4.82%
   1998        0.61      4.95
   1997        0.62      4.79
   1996(6)     0.63      5.14
CLASS C
   1999        0.80%     4.60%
   1998(7)     0.81      4.83
CNI CLASS
   1999        1.05%     4.39%
   1998        1.06      4.54
   1997        1.03      4.38
   1996        0.84      5.09
   1995(8)     0.89      4.13
SWEEP CLASS
   1999(9)     1.05      4.27
------------------
GOVERNMENT II FUND
------------------
CLASS A
   1999        0.50%     4.90%
   1998        0.51      5.01
   1997        0.45      4.92
   1996        0.29      5.60
   1995        0.30      4.23
CLASS B
   1999        0.55%     4.81%
   1998        0.56      4.96
   1997        0.56      4.81
   1996        0.59      5.32
   1995        0.60      4.23
CLASS C
   1999        0.75%     4.65%
   1998        0.76      4.76
   1997(9)     0.75      4.64





                                                                                                                          RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF  INVESTMENTE
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN  PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.48%   $4,482,676     0.20%      5.32%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.59     3,247,562     0.20       5.46
   1997     1.00      0.05           --            (0.05)          --            1.00     5.38     2,626,360     0.20       5.26
   1996     1.00      0.06           --            (0.06)          --            1.00     5.96     2,441,662     0.20       5.82
   1995     1.00      0.04           --            (0.04)          --            1.00     4.46     2,778,326     0.20       4.41
CLASS B
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.16%   $  229,361     0.50%      5.04%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.27       186,572     0.50       5.16
   1997     1.00      0.05           --            (0.05)          --            1.00     5.07       146,267     0.50       4.95
   1996     1.00      0.06           --            (0.06)          --            1.00     5.65       174,779     0.50       5.38
   1995     1.00      0.04           --            (0.04)          --            1.00     4.15        21,852     0.50       4.55
CLASS C
   1999    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.96%   $  351,881     0.70%      4.82%
   1998     1.00      0.05           --            (0.05)          --            1.00     5.06       207,908     0.70       5.02
   1997(11) 1.00      0.04           --            (0.04)          --            1.00     4.85         4,332     0.70       4.79
   1995(12) 1.00      0.03           --            (0.03)          --            1.00     2.55+           --     0.70       2.79
   1994     1.00      0.03           --            (0.02)          --            1.00     2.59        20,602     0.70       2.57
SWEEP CLASS
   1999(13)$1.00     $0.03         $ --           $(0.03)        $ --           $1.00     4.61%   $    5,645     0.95%      4.35%
-------------
TREASURY FUND
-------------
CLASS A
   1999    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     5.28%   $269,680       0.20%      5.14%
   1998     1.00      0.05            --           (0.05)          --            1.00     5.49     187,790       0.20       5.36
   1997     1.00      0.05            --           (0.05)          --            1.00     5.32      67,924       0.20       5.19
   1996     1.00      0.06            --           (0.06)          --            1.00     5.89      54,820       0.20       5.72
   1995     1.00      0.04            --           (0.04)          --            1.00     4.29      39,129       0.20       4.17
CLASS B
   1999    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     4.97%   $ 96,074       0.50%      4.86
   1998(14) 1.00      0.03            --           (0.03)          --            1.00     5.18      68,089       0.50       5.13
CLASS C
   1999    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     4.76%   $103,643       0.70%      4.62%
   1998     1.00      0.05            --           (0.05)          --            1.00     4.96      53,768       0.70       4.86
   1997     1.00      0.05            --           (0.05)          --            1.00     4.80      24,904       0.70       4.70
   1996(15) 1.00      0.03            --           (0.03)          --            1.00     2.68+     14,691       0.70       5.12
SWEEP CLASS
   1999    $1.00     $0.04          $ --          $(0.04)        $ --           $1.00     4.50%   $ 72,368       0.95%      4.40%
   1998(16) 1.00      0.02            --           (0.02)          --            1.00     4.74      69,066       0.95       4.71


                         RATIO OF
                            NET
            RATIO OF    INVESTMENT
            EXPENSES      INCOME
           TO AVERAGE   TO AVERAGE
           NET ASSETS   NET ASSETS
           (EXCLUDING   (EXCLUDING
             WAIVERS)    WAIVERS)
---------------------------------------
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   1999        0.50%     5.02%
   1998        0.51      5.15
   1997        0.45      5.01
   1996        0.29      5.73
   1995        0.30      4.31
CLASS B
   1999        0.55%     4.99%
   1998        0.56      5.10
   1997        0.56      4.89
   1996        0.58      5.30
   1995        0.60      4.45
CLASS C
   1999        0.75%     4.77%
   1998        0.76      4.96
   1997(11)    0.74      4.75
   1995(12)    0.77      2.72
   1994        0.78      2.48
-------------
TREASURY FUND
-------------
CLASS A
   1999        0.57%     4.77%
   1998        0.59      4.97
   1997        0.60      4.79
   1996        0.36      5.56
   1995        0.34      4.03
CLASS B
   1999        0.62%     4.74%
   1998(14)    0.64      4.99
CLASS C
   1999        0.82%     4.50%
   1998        0.84      4.72
   1997        0.90      4.50
   1996(14)    0.87      4.95
SWEEP CLASS
   1999        1.07%     4.28%
   1998(17)    1.08      4.58

 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997 AND
   RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 MONEY MARKET SWEEP CLASS SHARES WERE OFFERED BEGINNING JULY 15, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 6 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND
   TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 GOVERNMENT CNI CLASS (FORMERLY CLASS G & C) SHARES WERE OFFERED BEGINNING
   APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 GOVERNMENT SWEEP CLASS SHARES WERE OFFERED BEGINNING JUNE 4, 1998. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996.
   ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996.
   ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
13 PRIME OBLIGATION SWEEP CLASS SHARES WERE OFFERED BEGINNING MAY 18, 1998.
   ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
14 TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997.
   ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
15 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
16 TREASURY SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 1997.
   ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTERNAL PART OF THE FINANCIAL STATEMENTS.


                                                                              33





FINANCIAL HIGHLIGHTS
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                                                           RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF   INVESTMENT
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN PERIOD (000)  NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
----------------
TREASURY II FUND
----------------
CLASS A
   1999    $1.00     $0.05          $ --          $(0.05)        $ --          $ 1.00     4.86%   $451,738       0.25%       4.81%
   1998     1.00      0.05            --           (0.05)          --            1.00     5.20     748,061       0.25        5.08
   1997     1.00      0.05            --           (0.05)          --            1.00     5.07     780,718       0.25        4.96
   1996     1.00      0.05            --           (0.05)          --            1.00     5.58     418,250       0.25        5.44
   1995     1.00      0.04            --           (0.04)          --            1.00     4.17     397,682       0.25        4.11
CLASS B
   1999    $1.00     $0.04          $ --          $(0.04)        $ --          $ 1.00     4.55%   $137,577       0.55%       4.36%
   1998     1.00      0.05            --           (0.05)          --            1.00     4.88      69,572       0.55        4.78
   1997     1.00      0.05            --           (0.05)          --            1.00     4.76      54,148       0.55        4.65
   1996     1.00      0.05            --           (0.05)          --            1.00     5.27      26,447       0.55        5.18
   1995     1.00      0.04            --           (0.04)          --            1.00     3.86      44,680       0.55        3.71
CLASS C
   1999    $1.00     $0.04          $ --          $(0.04)        $ --          $ 1.00     4.34%   $ 19,361       0.75%       4.21%
   1998     1.00      0.05            --           (0.05)          --            1.00     4.67      11,843       0.75        4.58
   1997     1.00      0.04            --           (0.04)          --            1.00     4.55       4,528       0.75        4.45
   1996(1)  1.00      0.04            --           (0.04)          --            1.00     3.64+      3,935       0.75        4.85
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   1999   $10.06     $0.54          $ --          $(0.54)        $ --          $10.16     6.49%   $ 99,047       0.45%      5.31%
   1998     9.95      0.59           0.11          (0.59)          --           10.06     7.23      81,014       0.45       5.91
   1997    10.09      0.57          (0.12)         (0.59)          --            9.95     4.62      73,545       0.45       5.72
   1996     9.73      0.61           0.36          (0.61)          --           10.09    10.27      73,431       0.45       6.13
   1995    10.06      0.40          (0.32)         (0.40)        (0.01)          9.73     0.93      99,458       0.45       4.12
CLASS B
   1999   $10.04     $0.51          $0.11         $(0.51)        $ --          $10.15     6.28%   $     14       0.75%      5.02%
   1998     9.94      0.56           0.10          (0.56)          --           10.04     6.82          13       0.75       5.61
   1997    10.07      0.55          (0.12)         (0.56)          --            9.94     4.40          13       0.75       5.49
   1996     9.71      0.58           0.36          (0.58)          --           10.07     9.94          39       0.75       5.85
   1995    10.04      0.38          (0.32)         (0.38)        (0.01)          9.71     0.70         131       0.75       3.92
CLASS D
   1997(2)$10.09     $0.23         $(0.19)        $(0.23)        $ --          $ 9.90     0.35%+ $      --       0.85%      5.54%
   1996(3)  9.83      0.54           0.26          (0.54)          --           10.09     8.31+         11       0.85       5.86
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   1999   $10.07     $0.56          $0.17         $(0.56)        $ --          $10.24     7.46%   $124,657       0.50%      5.54%
   1998     9.78      0.58           0.29          (0.58)          --           10.07     9.15     117,107       0.50       5.85
   1997    10.06      0.55          (0.28)         (0.55)          --            9.78     2.81     133,675       0.49       5.59
   1996     9.33      0.60           0.73          (0.60)          --           10.06    14.60     164,978       0.45       6.12
   1995    10.13      0.50          (0.73)         (0.50)        (0.07)          9.33    (2.19)    243,671       0.45       5.20
CLASS B
   1996(4)$ 9.33     $0.50          $0.65         $(0.50)        $ --          $ 9.98    12.26%+  $     --       0.75%      5.82%
   1995(5)  9.64      0.31          (0.24)         (0.31)        (0.07)          9.33     0.61+         93       0.75       5.07
CLASS D
   1997(6)$10.05     $0.20         $(0.40)        $(0.20)        $ --          $ 9.65    (1.93)%+ $     --       0.87%      5.19%
   1996     9.32      0.56           0.73          (0.56)          --           10.05    14.15          60       0.85       5.73
   1995    10.13      0.47          (0.74)         (0.47)        (0.07)          9.32    (2.61)         99       0.84       4.80
   1994(7) 10.44      0.17          (0.10)         (0.17)        (0.21)         10.13     1.52         107       0.75       4.94


                     RATIO OF
                        NET
          RATIO OF   INVESTMENT
          EXPENSES     INCOME
         TO AVERAGE  TO AVERAGE
         NET ASSETS  NET ASSETS  PORTFOLIO
         (EXCLUDING  (EXCLUDING  TURNOVER
           WAIVERS)   WAIVERS)     RATE
------------------------------------------
----------------
TREASURY II FUND
----------------
CLASS A
   1999         0.55%     4.51%     --
   1998         0.56%     4.77      --
   1997         0.52      4.69      --
   1996         0.34      5.35      --
   1995         0.35      4.01      --
CLASS B
   1999         0.60%     4.31%     --
   1998         0.61%     4.72      --
   1997         0.63      4.57      --
   1996         0.64      5.09      --
   1995         0.65      3.61      --
CLASS C
   1999         0.80%     4.16%     --
   1998         0.81%     4.52      --
   1997         0.82      4.38      --
   1996(1)      0.84      4.76      --
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   1999         0.72%     5.04%     90%
   1998         0.76      5.60     166
   1997         0.70      5.47     145
   1996         0.53      6.05     184
   1995         0.52      4.05      45
CLASS B
   1999         0.77%     5.00%     90%
   1998         0.81      5.55     166
   1997         0.82      5.42     145
   1996         0.83      5.77     184
   1995         0.82      3.85      45
CLASS D*
   1997(2)      0.94%     5.45%     87%
   1996(3)      0.93      5.78     184
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   1999         0.76%     5.28%     21%
   1998         0.76      5.59      57
   1997         0.69      5.39      94
   1996         0.53      6.04     115
   1995         0.52      5.13      61
CLASS B
   1996(3)      0.83%     5.74%    115%
   1995(4)      0.83      4.99      61
CLASS D*
   1997(6)      0.93%     5.13%     45%
   1996         0.93      5.65     115
   1995         0.92      4.72      61
   1994(7)      0.83      4.86      56





                                                                                                                           RATIO OF
                                                                                                                             NET
          NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                   RATIO OF   INVESTMENT
            VALUE      NET       UNREALIZED       FROM NET        FROM        NET ASSET           NET ASSETS   EXPENSES     INCOME
          BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN  PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
---------
GNMA FUND
---------
CLASS A
   1999    $ 9.87    $0.61          $0.04          $(0.61)      $  --          $ 9.91     6.76%   $100,799        0.60%      6.14%
   1998      9.63     0.64           0.24           (0.64)         --            9.87     9.52%     77,792        0.60%      6.65%
   1997      9.84     0.65          (0.21)          (0.65)         --            9.63     4.70     101,887        0.57       6.76
   1996      9.17     0.67           0.67           (0.67)         --            9.84    15.06     136,394        0.49       7.04
   1995     10.07     0.64          (0.90)          (0.64)         --            9.17    (2.46)    182,225        0.47       6.89
CLASS B
   1997(8) $ 9.84    $0.28         $(0.46)         $(0.28)      $  --          $ 9.38    (1.88)%+ $     --        0.78%      6.54%
   1996      9.17     0.64           0.67           (0.64)         --            9.84    14.72          15        0.79       6.71
   1995(9)   9.16     0.35           0.01           (0.35)         --            9.17     4.00+         14        0.79       6.80
CLASS D*
   1997(10)$ 9.83    $0.25         $(0.38)         $(0.25)      $  --          $ 9.45    (1.32)%+ $     --        0.89%      6.46%
   1996      9.16     0.63           0.67           (0.63)         --            9.83    14.61         158        0.89       6.62
   1995     10.09     0.61          (0.93)          (0.61)         --            9.16    (3.04)        169        0.86       6.54
--------------------------------
CORPORATE DAILY INCOME FUND
--------------------------------
CLASS A
   1999    $ 2.00    $0.11         $   --          $(0.11)      $  --          $ 2.00     5.61%     $90,043       0.35%      5.38%
   1998      1.99     0.11           0.01           (0.11)         --            2.00     6.29       69,571       0.35       5.61
   1997      2.00     0.11          (0.01)          (0.11)         --            1.99     5.21       55,783       0.36       5.49
   1996      1.96     0.12           0.05           (0.12)       (0.01)          2.00     8.65       48,539       0.35       5.97
   1995      2.00     0.09          (0.04)          (0.09)         --            1.96     2.59       50,495       0.35       4.60



                         RATIO OF
                           NET
             RATIO OF   INVESTMENT
             EXPENSES     INCOME
            TO AVERAGE  TO AVERAGE
            NET ASSETS  NET ASSETS  PORTFOLIO
            (EXCLUDING  (EXCLUDING  TURNOVER
              WAIVERS)   WAIVERS)     RATE
--------------------------------------------
---------
GNMA FUND
---------
CLASS A
   1999         0.72%     6.02%       27%
   1998         0.75      6.50         4
   1997         0.68      6.65        12
   1996         0.51      7.02        20
   1995         0.50      6.86        85
CLASS B
   1997(8)      0.80%     6.52%        7%
   1996         0.81      6.69        20
   1995(9)      0.82      6.77        85
CLASS D*
   1997(10)     0.91%     6.44%        6%
   1996         0.91      6.60        20
   1995         0.89      6.51        85
---------------------------
CORPORATE DAILY INCOME FUND
---------------------------
CLASS A
   1999         0.76%     4.97%       48%
   1998         0.76      5.20       108
   1997         0.73      5.12       141
   1996         0.55      5.77       295
   1995         0.55      4.40       147


 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 * TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D (FORMERLY PRO VANTAGE) SHARES.
 1 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
 2 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28, 1996.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING FEBRUARY 28,
   1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE FULLY LIQUIDATED
   DECEMBER 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING JUNE
   8, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 6 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE
   28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING
   SEPTEMBER 26, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.
 8 GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED. 9 GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY
   12, 1994. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.
10 GNMA CLASS D SHARES FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              35



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST-- JANUARY 31, 1999



1.    ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund (formerly the Short-Term Government Fund), the Intermediate-Duration Government Fund (formerly the Intermediate-Term Government Fund), the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended January 31, 1999:
                                                                  UNDISTRIBUTED
                           ACCUMULATED                            NET INVESTMENT
                         PAID-IN-CAPITAL     REALIZED GAIN            INCOME
   FUNDS                     (000)                (000)               (000)
   --------             --------------       --------------       --------------
Money Market                $ (8)               $   8                 $--
Government II                  8                   (8)                 --
Corporate Daily Income        --                  (19)                 19

     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

     Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

                MONEY            GOV'T     PRIME
               MARKET   GOV'T     II     OBLIGATION   TREASURY    TREASURY II
               ------   -----    -----   ----------   ---------   -----------
Class A         .18%    .20%     .20%       .20%        .20%         .25%
Class B         .48%    .50%     .50%       .50%        .50%         .55%
Class C         .68%    .70%     .70%       .70%        .70%         .75%
CNI Class        --     .85%      --         --          --           --
Sweep Class     .93%    .95%      --        .95%        .95%          --

              SHORT-     INTERMEDIATE               CORPORATE
             DURATION      DURATION                   DAILY
               GOV'T         GOV'T          GNMA      INCOME
             --------    ------------      ------    --------
Class A         .45%         .50%           .60%       .35%
Class B         .75%          --             --         --

     In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements.
The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST-- JANUARY 31, 1999


     A, Class B, Class C, CNI Class and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
     The Money Market, Government, Prime Obligation and Treasury Sweep Classes and the Government Fund CNI Class shares have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to CNI Class and Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate CNI Class and Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.


4.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Portfolios. Such fees are allocated daily on the basis of the relative net assets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of the fee otherwise due for the Government, Government II, Prime Obligation, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in a proportion agreed upon with the manager.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds

--------------------------------------------------------------------------------


     under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended January 31, 1999, were as follows for the "Fixed Income Funds":

                                        INTER-
                           SHORT-      MEDIATE-
                          DURATION     DURATION                 CORPORATE
                           GOVERN-      GOVERN-                   DAILY
                            MENT         MENT         GNMA       INCOME
                            (000)        (000)        (000)       (000)
                          --------     --------    --------    ---------
PURCHASES
  U.S. Government         $87,437       $33,229     $43,780     $   701
  Other                        --            --          --      28,814
SALES
  U.S. Government         $69,350       $24,027     $22,464     $14,341
  Other                        --            --          --      11,633

     At January 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at January 31, 1999 for each Fixed Income Fund is as follows:

                       SHORT-        INTERMEDIATE-              CORPORATE
                      DURATION         DURATION                   DAILY
                     GOVERNMENT       GOVERNMENT        GNMA      INCOME
                       (000)            (000)           (000)      (000)
                     ----------      ------------      ------    ---------
Aggregate gross
  unrealized gain      $ 949            $3,892         $2,076      $401
Aggregate gross
  unrealized loss        (16)             (121)           (92)      (39)
                       -----            ------         ------      ----
Net unrealized gain    $ 933            $3,771         $1,984      $362
                       =====            ======         ======      ====

6. CAPITAL LOSS CARRYFORWARDS At January 31, 1999, the following funds have capital loss carryforwards:
                                              EXPIRATION
                                     AMOUNT      DATE
                                     -------    -------
Money Market                       $  31,704    1/31/06
Government                            27,370    1/31/05
                                      34,595    1/31/06
Government II                         71,654    1/31/03
                                      74,842    1/31/05
                                      38,015    1/31/06
Prime Obligation                      56,550    1/31/05
                                      81,872    1/31/06
Treasury                               6,160    1/31/06
Treasury II                           66,262    1/31/05
                                     192,331    1/31/06
Short-Duration Government            609,656    1/31/04
Intermediate-Duration Government   1,655,081    1/31/03
                                   3,199,945    1/31/04
                                     698,427    1/31/06
GNMA                               5,175,951    1/31/03
                                   6,472,568    1/31/04
                                     414,209    1/31/05
                                     237,677    1/31/06

     During the fiscal year ended January 31, 1999, the following funds have utilized capital loss carryforwards:
                                CAPITAL LOSS CARRYFORWARD
                                        UTILIZED
                                ------------------------
Money Market                             $ 4,642
Government                                92,959
Government II                            103,620
Prime Obligation                          46,315
Treasury                                   4,163
Treasury II                               75,049
Short Duration Government                473,554
Intermediate-Duration Government         445,852
GNMA                                      51,626

     Subsequent to October 31, 1998, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 1999.

                              POST OCTOBER 31, 1998 LOSSES
                              ----------------------------
Prime Obligation                         $14,576
GNMA                                      14,961

7.    LINE OF CREDIT
The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings and may not exceed 10% of the Funds' total assets. During the fiscal year ended January 31, 1999, no borrowings were made from this line of credit.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------







TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Portfolios of SEI Daily Income Trust (the "Trust") as of January 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodians and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Portfolios of SEI Daily Income Trust (the "Trust") as of January 31, 1999, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
March 12, 1999

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
JANUARY 31, 1999 (UNAUDITED)



FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

To the Shareholders of the SEI Daily Income Trust:

      For the fiscal year ended January 31, 1999, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                  (A)              (B)              (C)
                               LONG TERM        MID TERM         ORDINARY            (D)                          (F)
                             CAPITAL GAINS    CAPITAL GAINS       INCOME            TOTAL            (E)          TAX
                             DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    QUALIFYING     EXEMPT
            FUND              (TAX BASIS)      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)    DIVIDENDS (1)  INTEREST
            ----             ------------     ------------     ------------     ------------    ------------   --------
Money Market                      0%               0%              100%             100%             0%           0%
Government                        0%               0%              100%             100%             0%           0%
Government II                     0%               0%              100%             100%             0%           0%
Prime Obligation                  0%               0%              100%             100%             0%           0%
Treasury                          0%               0%              100%             100%             0%           0%
Treasury II                       0%               0%              100%             100%             0%           0%
Short-Duration
   Government                     0%               0%              100%             100%             0%           0%
Intermediate-Duration
   Government                     0%               0%              100%             100%             0%           0%
GNMA                              0%               0%              100%             100%             0%           0%
Corporate Daily Income            0%               0%              100%             100%             0%           0%

    Items (A), (B) and (C) are based on a percentage of the funds' total distributions.
 *  Items (E) and (F) are based on a percentage of ordinary income distribution of the fund.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.


Please consult your tax adviser for proper treatment of this information.

                                      NOTES

                                      NOTES

                                     NOTES

----------------------
SEI Daily Income Trust
----------------------
ANNUAL REPORT
----------------------
JANUARY 31, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP







THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION
CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800[bullet]342[bullet]5734

[logo omitted]
SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734



SEI-F-022-09